UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund: iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service: The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 07/31/2026

Date of reporting period: 01/31/2026

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
iShares ESG Aware 80/20 Aggressive Allocation ETF

EAOA | Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares ESG Aware 80/20 Aggressive Allocation ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 80/20 Aggressive Allocation ETF	$1Footnote Reference(a)	0.02%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$34,933,379
Number of Portfolio Holdings...
7
Portfolio Turnover Rate...
4%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

All holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
54.7%
International Equity...
26.0
Domestic Fixed Income...
19.3
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares ESG Aware MSCI USA ETF...
49.6%
iShares ESG Aware U.S. Aggregate Bond ETF...
19.3
iShares ESG Aware MSCI EAFE ETF...
17.2
iShares ESG Aware MSCI EM ETF...
8.8
iShares ESG Aware MSCI USA Small-Cap ETF...
5.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware 80/20 Aggressive Allocation ETF

Semi-Annual Shareholder Report — January 31, 2026

EAOA-01/26-SAR

iShares ESG Aware 30/70 Conservative Allocation ETF

EAOK | Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares ESG Aware 30/70 Conservative Allocation ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 30/70 Conservative Allocation ETF	$3Footnote Reference(a)	0.05%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$8,338,231
Number of Portfolio Holdings...
7
Portfolio Turnover Rate...
4%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

All holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
69.1%
Domestic Equity...
20.9
International Equity...
10.0
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
69.1%
iShares ESG Aware MSCI USA ETF...
19.0
iShares ESG Aware MSCI EAFE ETF...
6.6
iShares ESG Aware MSCI EM ETF...
3.4
iShares ESG Aware MSCI USA Small-Cap ETF...
1.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware 30/70 Conservative Allocation ETF

Semi-Annual Shareholder Report — January 31, 2026

EAOK-01/26-SAR

iShares ESG Aware 60/40 Balanced Allocation ETF

EAOR | Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares ESG Aware 60/40 Balanced Allocation ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 60/40 Balanced Allocation ETF	$2Footnote Reference(a)	0.03%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$29,679,023
Number of Portfolio Holdings...
7
Portfolio Turnover Rate...
5%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

All holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
41.3%
Domestic Fixed Income...
39.0
International Equity...
19.7
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
39.1%
iShares ESG Aware MSCI USA ETF...
37.5
iShares ESG Aware MSCI EAFE ETF...
13.0
iShares ESG Aware MSCI EM ETF...
6.6
iShares ESG Aware MSCI USA Small-Cap ETF...
3.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware 60/40 Balanced Allocation ETF

Semi-Annual Shareholder Report — January 31, 2026

EAOR-01/26-SAR

iShares ESG Aware 40/60 Moderate Allocation ETF

EAOM | Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares ESG Aware 40/60 Moderate Allocation ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 40/60 Moderate Allocation ETF	$2Footnote Reference(a)	0.05%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$7,602,107
Number of Portfolio Holdings...
6
Portfolio Turnover Rate...
5%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

All holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
59.0%
Domestic Equity...
27.8
International Equity...
13.2
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
59.0%
iShares ESG Aware MSCI USA ETF...
25.2
iShares ESG Aware MSCI EAFE ETF...
8.8
iShares ESG Aware MSCI EM ETF...
4.4
iShares ESG Aware MSCI USA Small-Cap ETF...
2.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware 40/60 Moderate Allocation ETF

Semi-Annual Shareholder Report — January 31, 2026

EAOM-01/26-SAR

iShares MSCI USA Small-Cap Min Vol Factor ETF

SMMV | Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares MSCI USA Small-Cap Min Vol Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Small-Cap Min Vol Factor ETF	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$286,952,490
Number of Portfolio Holdings...
313
Portfolio Turnover Rate...
26%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
18.1%
Industrials...
16.0
Financials...
13.0
Real Estate...
10.3
Consumer Staples...
9.1
Information Technology...
7.6
Utilities...
7.0
Consumer Discretionary...
6.6
Communication Services...
5.1
Materials...
3.9
Energy...
3.3
Security	Percent of Total InvestmentsFootnote Reference(a)
Royal Gold, Inc...
2.1%
Omega Healthcare Investors, Inc...
1.5
Pinnacle West Capital Corp...
1.5
Ensign Group, Inc. (The)...
1.4
Agree Realty Corp...
1.4
Old Republic International Corp...
1.4
New York Times Co. (The), Class A...
1.3
CareTrust REIT, Inc...
1.3
IDACORP, Inc...
1.3
RenaissanceRe Holdings Ltd...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Small-Cap Min Vol Factor ETF

Semi-Annual Shareholder Report — January 31, 2026

SMMV-01/26-SAR

iShares U.S. Equity Factor ETF

LRGF | NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares U.S. Equity Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Equity Factor ETF	$4	0.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$3,154,748,730
Number of Portfolio Holdings...
302
Portfolio Turnover Rate...
11%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
33.7%
Financials...
13.3
Consumer Discretionary...
11.7
Health Care...
10.2
Communication Services...
8.2
Industrials...
8.1
Consumer Staples...
6.3
Energy...
3.1
Utilities...
2.3
Materials...
1.8
Real Estate...
1.3
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
7.5%
Apple, Inc...
6.3
Microsoft Corp...
4.9
Amazon.com, Inc...
3.3
Broadcom, Inc...
2.8
Alphabet, Inc., Class C, NVS...
2.6
Meta Platforms, Inc., Class A...
2.4
JPMorgan Chase & Co...
1.5
Tesla, Inc...
1.4
Johnson & Johnson...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Equity Factor ETF

Semi-Annual Shareholder Report — January 31, 2026

LRGF-01/26-SAR

iShares U.S. Small-Cap Equity Factor ETF

SMLF | NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares U.S. Small-Cap Equity Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Small-Cap Equity Factor ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$3,282,537,503
Number of Portfolio Holdings...
869
Portfolio Turnover Rate...
13%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
20.6%
Financials...
16.0
Information Technology...
15.9
Health Care...
13.3
Consumer Discretionary...
11.8
Real Estate...
4.8
Materials...
4.6
Energy...
3.8
Consumer Staples...
3.4
Communication Services...
3.3
Utilities...
2.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Sandisk Corp...
1.5%
EMCOR Group, Inc...
1.1
Comfort Systems USA, Inc...
0.8
Interactive Brokers Group, Inc., Class A...
0.8
Mueller Industries, Inc...
0.7
nVent Electric plc...
0.7
Jabil, Inc...
0.6
Tapestry, Inc...
0.6
Williams-Sonoma, Inc...
0.6
Natera, Inc...
0.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Small-Cap Equity Factor ETF

Semi-Annual Shareholder Report — January 31, 2026

SMLF-01/26-SAR

iShares U.S. Tech Breakthrough Multisector ETF

TECB | NYSE Arca

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares U.S. Tech Breakthrough Multisector ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Tech Breakthrough Multisector ETF	$15	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$428,066,941
Number of Portfolio Holdings...
189
Portfolio Turnover Rate...
11%

What did the Fund invest in?

(as of January 31, 2026)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
55.4%
Health Care...
13.3
Communication Services...
13.0
Financials...
8.2
Consumer Discretionary...
6.1
Real Estate...
1.7
Industrials...
1.6
Energy...
0.7
Security	Percent of Total InvestmentsFootnote Reference(a)
Merck & Co., Inc...
4.6%
Advanced Micro Devices, Inc...
4.5
Meta Platforms, Inc., Class A...
4.4
Alphabet, Inc., Class A...
4.4
NVIDIA Corp...
4.4
Amazon.com, Inc...
4.3
Apple, Inc...
3.9
Microsoft Corp...
3.7
Netflix, Inc...
3.5
Palantir Technologies, Inc., Class A...
3.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Tech Breakthrough Multisector ETF

Semi-Annual Shareholder Report — January 31, 2026

TECB-01/26-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
January 31, 2026
2026 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares ESG Aware 80/20 Aggressive Allocation ETF | EAOA | Cboe BZX Exchange
iShares ESG Aware 60/40 Balanced Allocation ETF | EAOR | Cboe BZX Exchange
iShares ESG Aware 30/70 Conservative Allocation ETF | EAOK | Cboe BZX Exchange
iShares ESG Aware 40/60 Moderate Allocation ETF | EAOM | Cboe BZX Exchange

Table of Contents
Page
2

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
ESG Aware 80/20 Aggressive Allocation ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 54.6%
(a)
iShares ESG Aware MSCI USA ETF
(b)
...... 114,733 $ 17,298,295
iShares ESG Aware MSCI USA Small-Cap ETF 36,564 1,770,063
19,068,358
Domestic Fixed Income — 19.3%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 140,755 6,747,795
International Equity — 26.0%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 60,253 6,019,877
iShares ESG Aware MSCI EM ETF ........ 64,444 3,063,667
9,083,544
Total Long-Term Investments — 99.9%
(Cost: $ 27,274,536 ) ................................. 34,899,697
Security Shares Value
Short-Term Securities
Money Market Funds — 24 .8%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d)
................... 8,610,277 $ 8,614,582
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64% .................... 36,007 36,007
Total Short-Term Securities — 24 .8%
(Cost: $ 8,650,589 ) ................................ 8,650,589
Total Investments — 124 .7%
(Cost: $ 35,925,125 ) ............................... 43,550,286
Liabilities in Excess of Other Assets — (24.7) % ............ (8,616,907)
Net Assets — 100.0% ............................... $ 34,933,379
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 8,614,582
(a)
$ — $ — $ — $ 8,614,582 8,610,277 $ 2,620
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 30,429 5,578
(a)
— — — 36,007 36,007 976 —
iShares ESG Aware MSCI
EAFE ETF ........... 5,222,748 398,414 (366,906) 43,007 722,614 6,019,877 60,253 108,289 —
iShares ESG Aware MSCI EM
ETF ................ 2,574,647 196,260 (241,727) 25,042 509,445 3,063,667 64,444 47,230 —
iShares ESG Aware MSCI USA
ETF ................ 16,010,680 1,191,309 (1,383,523) 257,909 1,221,920 17,298,295 114,733 96,018 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 1,476,121 129,970 (66,777) 11,718 219,031 1,770,063 36,564 10,028 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 5,546,866 1,367,732 (244,627) (4,341) 82,165 6,747,795 140,755 123,308 —
$ 333,335 $ 2,755,175 $ 43,550,286 $ 388,469 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
ESG Aware 80/20 Aggressive Allocation ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 34,899,697 $ — $ — $ 34,899,697
Short-Term Securities
Money Market Funds ...................................... 8,650,589 — — 8,650,589
$ 43,550,286 $ — $ — $ 43,550,286

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
ESG Aware 60/40 Balanced Allocation ETF
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 41.3%
(a)
iShares ESG Aware MSCI USA ETF
(b)
...... 73,721 $ 11,114,915
iShares ESG Aware MSCI USA Small-Cap ETF 23,494 1,137,344
12,252,259
Domestic Fixed Income — 39.0%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 241,175 11,561,930
International Equity — 19.6%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 38,715 3,868,016
iShares ESG Aware MSCI EM ETF ........ 41,408 1,968,536
5,836,552
Total Long-Term Investments — 99.9%
(Cost: $ 26,178,155 ) ................................. 29,650,741
Security Shares Value
Short-Term Securities
Money Market Funds — 10 .3%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d)
................... 3,023,748 $ 3,025,260
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64% .................... 29,543 29,543
Total Short-Term Securities — 10 .3%
(Cost: $ 3,054,803 ) ................................ 3,054,803
Total Investments — 110 .2%
(Cost: $ 29,232,958 ) ............................... 32,705,544
Liabilities in Excess of Other Assets — (10.2) % ............ (3,026,521)
Net Assets — 100.0% ............................... $ 29,679,023
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 3,025,260
(a)
$ — $ — $ — $ 3,025,260 3,023,748 $ 1,263
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 20,961 8,582
(a)
— — — 29,543 29,543 670 —
iShares ESG Aware MSCI
EAFE ETF ........... 2,933,132 825,936 (340,373) 47,189 402,132 3,868,016 38,715 67,546 —
iShares ESG Aware MSCI EM
ETF ................ 1,445,933 414,116 (205,360) 22,874 290,973 1,968,536 41,408 29,461 —
iShares ESG Aware MSCI USA
ETF ................ 8,991,544 2,446,199 (1,177,941) 206,976 648,137 11,114,915 73,721 57,345 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 829,013 242,219 (69,987) 11,614 124,485 1,137,344 23,494 5,953 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 8,306,975 3,596,773 (461,381) (6,848) 126,411 11,561,930 241,175 189,007 —
$ 281,805 $ 1,592,138 $ 32,705,544 $ 351,245 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
ESG Aware 60/40 Balanced Allocation ETF
6
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 29,650,741 $ — $ — $ 29,650,741
Short-Term Securities
Money Market Funds ...................................... 3,054,803 — — 3,054,803
$ 32,705,544 $ — $ — $ 32,705,544

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
ESG Aware 30/70 Conservative Allocation ETF
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 20.9%
(a)
iShares ESG Aware MSCI USA ETF
(b)
...... 10,493 $ 1,582,031
iShares ESG Aware MSCI USA Small-Cap ETF 3,344 161,883
1,743,914
Domestic Fixed Income — 69.1%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 120,146 5,759,799
International Equity — 9.9%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 5,510 550,504
iShares ESG Aware MSCI EM ETF ........ 5,894 280,201
830,705
Total Long-Term Investments — 99.9%
(Cost: $ 8,543,145 ) ................................. 8,334,418
Security Shares Value
Short-Term Securities
Money Market Funds — 19 .4%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d)
................... 1,606,561 $ 1,607,363
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64% .................... 7,651 7,651
Total Short-Term Securities — 19 .4%
(Cost: $ 1,615,015 ) ................................ 1,615,014
Total Investments — 119 .3%
(Cost: $ 10,158,160 ) ............................... 9,949,432
Liabilities in Excess of Other Assets — (19.3) % ............ (1,611,201)
Net Assets — 100.0% ............................... $ 8,338,231
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 1,607,363
(a)
$ — $ — $ — $ 1,607,363 1,606,561 $ 299
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 7,995 — (344)
(a)
— — 7,651 7,651 205 —
iShares ESG Aware MSCI
EAFE ETF ........... 584,689 46,650 (154,936) 20,209 53,892 550,504 5,510 9,892 —
iShares ESG Aware MSCI EM
ETF ................ 288,255 23,583 (82,394) 7,195 43,562 280,201 5,894 4,315 —
iShares ESG Aware MSCI USA
ETF ................ 1,792,558 135,912 (492,534) 107,709 38,386 1,582,031 10,493 9,154 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 165,265 14,153 (39,298) 3,399 18,364 161,883 3,344 961 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 5,796,063 830,204 (945,218) 15,595 63,155 5,759,799 120,146 110,774 —
$ 154,107 $ 217,359 $ 9,949,432 $ 135,600 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
ESG Aware 30/70 Conservative Allocation ETF
8
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 8,334,418 $ — $ — $ 8,334,418
Short-Term Securities
Money Market Funds ...................................... 1,615,014 — — 1,615,014
$ 9,949,432 $ — $ — $ 9,949,432

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
ESG Aware 40/60 Moderate Allocation ETF
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 27.8%
(a)
iShares ESG Aware MSCI USA ETF ....... 12,695 $ 1,914,025
iShares ESG Aware MSCI USA Small-Cap ETF 4,046 195,867
2,109,892
Domestic Fixed Income — 58.9%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 93,447 4,479,848
International Equity — 13.2%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 6,667 666,100
iShares ESG Aware MSCI EM ETF ........ 7,131 339,008
1,005,108
Total Long-Term Investments — 99.9%
(Cost: $ 7,338,839 ) ................................. 7,594,848
Security Shares Value
Short-Term Securities
Money Market Funds — 0 .1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64%
(a) (b)
.................. 7,455 $ 7,455
Total Short-Term Securities — 0 .1%
(Cost: $ 7,455 ) ................................... 7,455
Total Investments — 100 .0%
(Cost: $ 7,346,294 ) ................................ 7,602,303
Liabilities in Excess of Other Assets — (0.0) % ............. (196)
Net Assets — 100.0% ............................... $ 7,602,107
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ — $ — $ — $ — — $ 178
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 5,736 1,719
(c)
— — — 7,455 7,455 195 —
iShares ESG Aware MSCI
EAFE ETF ........... 576,833 67,890 (63,867) 5,962 79,282 666,100 6,667 12,017 —
iShares ESG Aware MSCI EM
ETF ................ 284,309 34,530 (38,498) 1,057 57,610 339,008 7,131 5,241 —
iShares ESG Aware MSCI USA
ETF ................ 1,768,228 202,599 (224,051) 24,237 143,012 1,914,025 12,695 10,497 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 163,038 19,480 (12,692) 230 25,811 195,867 4,046 1,094 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 3,675,483 799,070 (46,747) (4,474) 56,516 4,479,848 93,447 80,063 —
$ 27,012 $ 362,231 $ 7,602,303 $ 109,285 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
Represents net amount purchased (sold).

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
ESG Aware 40/60 Moderate Allocation ETF
10
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 7,594,848 $ — $ — $ 7,594,848
Short-Term Securities
Money Market Funds ...................................... 7,455 — — 7,455
$ 7,602,303 $ — $ — $ 7,602,303

Statements of Assets and Liabilities
(unaudited)

January 31, 2026
11
Statements of Assets and Liabilities
See notes to financial statements.
iShares ESG
Aware 80/20
Aggressive
Allocation ETF
iShares ESG
Aware 60/40
Balanced
Allocation ETF
iShares ESG
Aware 30/70
Conservative
Allocation ETF
iShares ESG
Aware 40/60
Moderate
Allocation ETF
ASSETS
Investments, at value — affiliated
(a) (b)
........................................... $ 43,550,286 $ 32,705,544 $ 9,949,432 $ 7,602,303
Receivables: – – – –
Securities lending income — affiliated ........................................ 646 163 83 —
Dividends — affiliated ................................................... 113 90 23 23
Other assets ........................................................... — — — 101
Total a ssets ...........................................................
43,551,045 32,705,797 9,949,538 7,602,427
LIABILITIES
Collateral on securities loaned ............................................... 8,617,056 3,025,911 1,610,925 —
Payables: – – – –
Investment advisory fees ................................................. 610 863 382 320
Total li abilities ..........................................................
8,617,666 3,026,774 1,611,307 320
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 34,933,379 $ 29,679,023 $ 8,338,231 $ 7,602,107
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 27,224,575 $ 26,134,489 $ 8,516,468 $ 7,419,388
Accumulated earnings (loss) ................................................ 7,708,804 3,544,534 (178,237) 182,719
NET ASSETS ..........................................................
$ 34,933,379 $ 29,679,023 $ 8,338,231 $ 7,602,107
NET ASSET VALUE
Shares outstanding ......................................................
825,000 825,000 300,000 250,000
Net asset value .........................................................
$ 42.34 $ 35.97 $ 27.79 $ 30.41
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — affiliated ......................................... $ 35,925,125 $ 29,232,958 $ 10,158,160 $ 7,346,294
(b)
  Securities loaned, at value — affiliated ..................................... $ 8,414,775 $ 2,955,092 $ 1,566,199 $ —

Statements of Operations
(unaudited)
Six Months Ended January 31, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information
12
See notes to financial statements.
iShares ESG
Aware 80/20
Aggressive
Allocation ETF
iShares ESG
Aware 60/40
Balanced
Allocation ETF
iShares ESG
Aware 30/70
Conservative
Allocation ETF
iShares ESG
Aware 40/60
Moderate
Allocation ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 385,849 $ 349,982 $ 135,301 $ 109,107
Securities lending income — affiliated — net ............................. 2,620 1,263 299 178
Total investment income .............................................
388,469 351,245 135,600 109,285
EXPENSES
Investment advisory .............................................. 30,286 23,258 7,426 6,375
Total e xpenses ...................................................
30,286 23,258 7,426 6,375
Less: – – – –
Investment advisory fees waived ..................................... (27,572) (19,169) (5,197) (4,722)
Total ex penses after fees waived .......................................
2,714 4,089 2,229 1,653
Net investment income ..............................................
385,755 347,156 133,371 107,632
REALIZED AND UNREALIZED GAIN (LOSS) $ 3,088,510 $ 1,873,942 $ 371,467 $ 389,243
Net realized gain from:
Investments — affiliated ......................................... $ 47,552 $ 77,929 $ 40,398 $ 27,012
In-kind redemptions — affiliated
(a)
................................... 285,783 203,876 113,709 —
333,335 281,805 154,107 27,012
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ......................................... 2,755,175 1,592,138 217,359 362,231
Net realized and unrealized gain .......................................
3,088,510 1,873,943 371,466 389,243
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 3,474,265 $ 2,221,099 $ 504,837 $ 496,875
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
13
Statements of Changes in Net Assets
See notes to financial statements.
iShares ESG Aware 80/20 Aggressive Allocation
ETF
iShares ESG Aware 60/40 Balanced Allocation
ETF
Six Months Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 385,755 $ 629,462 $ 347,156 $ 545,761
Net realized gain ................................................ 333,335 724,246 281,805 1,036,305
Net change in unrealized appreciation (depreciation) ........................ 2,755,175 2,080,929 1,592,138 469,918
Net increase in net assets resulting from operations ...........................
3,474,265 3,434,637 2,221,099 2,051,984
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(389,844)
(b)
(629,128) (354,355)
(b)
(544,556)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
990,225 (63,415) 5,285,854 784,817
NET ASSETS
Total increase in net assets ........................................... 4,074,646 2,742,094 7,152,598 2,292,245
Beginning of period ................................................
30,858,733 28,116,639 22,526,425 20,234,180
End of period ....................................................
$ 34,933,379 $ 30,858,733 $ 29,679,023 $ 22,526,425
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
14
See notes to financial statements.
iShares ESG Aware 30/70 Conservative
Allocation ETF
iShares ESG Aware 40/60 Moderate Allocation
ETF
Six Months Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 133,371 $ 272,592 $ 107,632 $ 197,870
Net realized gain ................................................ 154,107 32,211 27,012 180,736
Net change in unrealized appreciation (depreciation) ........................ 217,359 244,496 362,231 126,718
Net increase in net assets resulting from operations ...........................
504,837 549,299 496,875 505,324
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(136,966)
(b)
(272,607) (112,548)
(b)
(197,698)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(664,518) (1,957) 744,292 (22,225)
NET ASSETS
Total increase (decrease) in net assets ................................... (296,647) 274,735 1,128,619 285,401
Beginning of period ................................................
8,634,878 8,360,143 6,473,488 6,188,087
End of period ....................................................
$ 8,338,231 $ 8,634,878 $ 7,602,107 $ 6,473,488
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
15
Financial Highlights
iShares ESG Aware 80/20 Aggressive Allocation ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .................
$ 38.57  $ 35.15  $ 31.42  $ 29.48  $ 33.57  $ 26.74
Net investment income
(a)
.........................
0 .47  0 .79  0 .72  0 .61  0 .58  0 .49
Net realized and unrealized gain (loss)
(b)
...............
3.77  3.42  3.72  1.94  (4.10) 6.78
Net increase (decrease) from investment operations ........ 4.24  4.21  4.44  2.55  (3.52) 7.27
Distributions from net investment income
(c)
............ (0.47)
(d)
(0.79) (0.71) (0.61) (0.57) (0.44)
Net asset value, end of period ...................... $ 42.34  $ 38.57  $ 35.15  $ 31.42  $ 29.48  $ 33.57
Total Return
(e)
Based on net asset value .......................... 11.03%
(f)
12.13% 14.34% 8.82% (10.57)% 27.32%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.18%
(h)
0.18% 0.18% 0.18% 0.18% 0.18%
Total expenses after fees waived .....................
0.02%
(h)
0.02% 0.02% 0.02% 0.02% 0.02%
Net investment income ............................
2.29%
(h)
2.17% 2.22% 2.10% 1.81% 1.53%
Supplemental Data
Net assets, end of period (000) ...................... $ 34,933  $ 30,859  $ 28,117  $ 25,137  $ 20,639  $ 20,141
Portfolio turnover rate
(i)
............................ 4% 3% 4% 4% 2% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
16
iShares ESG Aware 60/40 Balanced Allocation ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .................
$ 33.37  $ 31.13  $ 28.51  $ 27.62  $ 31.24  $ 26.43
Net investment income
(a)
.........................
0 .47  0 .81  0 .75  0 .62  0 .50  0 .40
Net realized and unrealized gain (loss)
(b)
...............
2.59  2.25  2.61  0.89  (3.64) 4.81
Net increase (decrease) from investment operations ........ 3.06  3.06  3.36  1.51  (3.14) 5.21
Distributions from net investment income
(c)
............ (0.46)
(d)
(0.82) (0.74) (0.62) (0.48) (0.40)
Net asset value, end of period ...................... $ 35.97  $ 33.37  $ 31.13  $ 28.51  $ 27.62  $ 31.24
Total Return
(e)
Based on net asset value .......................... 9.21%
(f)
9.96% 11.97% 5.62% (10.11)% 19.83%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.18%
(h)
0.18% 0.18% 0.18% 0.18% 0.18%
Total expenses after fees waived .....................
0.03%
(h)
0.04% 0.04% 0.04% 0.04% 0.03%
Net investment income ............................
2.69%
(h)
2.55% 2.59% 2.30% 1.68% 1.37%
Supplemental Data
Net assets, end of period (000) ...................... $ 29,679  $ 22,526  $ 20,234  $ 17,107  $ 13,812  $ 7,811
Portfolio turnover rate
(i)
............................ 5% 4% 6% 5% 4% 15%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
iShares ESG Aware 30/70 Conservative Allocation ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .................
$ 26.57  $ 25.72  $ 24.47  $ 24.85  $ 27.97  $ 25.95
Net investment income
(a)
.........................
0 .45  0 .83  0 .76  0 .58  0 .38  0 .33
Net realized and unrealized gain (loss)
(b)
...............
1.23  0.85  1.25  (0.37) (3.06) 2.05
Net increase (decrease) from investment operations ........ 1.68  1.68  2.01  0.21  (2.68) 2.38
Distributions from net investment income
(c)
............ (0.46)
(d)
(0.83) (0.76) (0.59) (0.44) (0.36)
Net asset value, end of period ...................... $ 27.79  $ 26.57  $ 25.72  $ 24.47  $ 24.85  $ 27.97
Total Return
(e)
Based on net asset value .......................... 6.40%
(f)
6.62% 8.44% 0.93% (9.65)% 9.23%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.18%
(h)
0.18% 0.18% 0.18% 0.18% 0.18%
Total expenses after fees waived .....................
0.05%
(h)
0.06% 0.06% 0.06% 0.06% 0.06%
Net investment income ............................
3.23%
(h)
3.18% 3.11% 2.42% 1.41% 1.21%
Supplemental Data
Net assets, end of period (000) ...................... $ 8,338  $ 8,635  $ 8,360  $ 7,341  $ 8,697  $ 5,594
Portfolio turnover rate
(i)
............................ 4% 3% 4% 4% 3% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information
18
iShares ESG Aware 40/60 Moderate Allocation ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .................
$ 28.77  $ 27.50  $ 25.83  $ 25.81  $ 29.05  $ 26.11
Net investment income
(a)
.........................
0 .46  0 .84  0 .76  0 .59  0 .42  0 .35
Net realized and unrealized gain (loss)
(b)
...............
1.65  1.26  1.67  0.02  (3.25) 2.96
Net increase (decrease) from investment operations ........ 2.11  2.10  2.43  0.61  (2.83) 3.31
Distributions from net investment income
(c)
............ (0.47)
(d)
(0.83) (0.76) (0.59) (0.41) (0.37)
Net asset value, end of period ...................... $ 30.41  $ 28.77  $ 27.50  $ 25.83  $ 25.81  $ 29.05
Total Return
(e)
Based on net asset value .......................... 7.35%
(f)
7.74% 9.60% 2.48% (9.79)% 12.76%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.18%
(h)
0.18% 0.18% 0.18% 0.18% 0.18%
Total expenses after fees waived .....................
0.05%
(h)
0.05% 0.05% 0.05% 0.05% 0.05%
Net investment income ............................
3.04%
(h)
2.99% 2.93% 2.37% 1.51% 1.25%
Supplemental Data
Net assets, end of period (000) ...................... $ 7,602  $ 6,473  $ 6,188  $ 5,167  $ 5,162  $ 5,810
Portfolio turnover rate
(i)
............................ 5% 5% 6% 5% 15% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
19
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and Schedules of Investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition : For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
iShares ETF
Diversification
Classification
ESG Aware 80/20 Aggressive Allocation ..................................................................................... Diversified
ESG Aware 60/40 Balanced Allocation ....................................................................................... Diversified
ESG Aware 30/70 Conservative Allocation .................................................................................... Diversified
ESG Aware 40/60 Moderate Allocation ...................................................................................... Diversified

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
20
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
As of period end, the following tables are summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fees in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by each Fund in other series of the Trust and iShares, Inc., provided that the waiver be no greater than each Fund's investment advisory fee, through November 29, 2030.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, created, sponsors and publishes the underlying index used by each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
ESG Aware 80/20 Aggressive Allocation
Morgan Stanley ....................................... $ 8,414,775 $ (8,414,775) $ – $ –
m
ESG Aware 60/40 Balanced Allocation
Morgan Stanley ....................................... $ 2,955,092 $ (2,955,092) $ – $ –
m
ESG Aware 30/70 Conservative Allocation
Morgan Stanley ....................................... $ 1,566,199 $ (1,566,199) $ – $ –
m
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s
Statements of Assets and Liabilities.
iShares ETF Amounts Waived
ESG Aware 80/20 Aggressive Allocation ..................................................................................... $ 27,572
ESG Aware 60/40 Balanced Allocation ....................................................................................... 19,169
ESG Aware 30/70 Conservative Allocation .................................................................................... 5,197
ESG Aware 40/60 Moderate Allocation ...................................................................................... 4,722

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
22
a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 82% of securities lending income (which excludes collateral investment fees)
and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending agreements were in place for each Fund for the calendar year ended
December 31, 2025.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
January 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. Purchases and Sales
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2026, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
ESG Aware 80/20 Aggressive Allocation ......................................................................................... $ 990
ESG Aware 60/40 Balanced Allocation ........................................................................................... 486
ESG Aware 30/70 Conservative Allocation ........................................................................................ 124
ESG Aware 40/60 Moderate Allocation .......................................................................................... 69
iShares ETF Purchases Sales
ESG Aware 80/20 Aggressive Allocation ...................................................................... $ 1,277,584 $ 1,285,646
ESG Aware 60/40 Balanced Allocation ........................................................................ 1,351,793 1,362,515
ESG Aware 30/70 Conservative Allocation ..................................................................... 356,944 358,793
ESG Aware 40/60 Moderate Allocation ....................................................................... 379,971 385,853
iShares ETF
In-kind
Purchases
In-kind
Sales
ESG Aware 80/20 Aggressive Allocation ...................................................................... $ 2,006,100 $ 1,017,912
ESG Aware 60/40 Balanced Allocation ........................................................................ 6,173,452 892,528
ESG Aware 30/70 Conservative Allocation ..................................................................... 693,557 1,355,587
ESG Aware 40/60 Moderate Allocation ....................................................................... 743,597 —

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
As of July 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains  as follows:
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
ESG Aware 80/20 Aggressive Allocation ..................................................................................... $ (187,043)
ESG Aware 60/40 Balanced Allocation ....................................................................................... (182,934)
ESG Aware 30/70 Conservative Allocation .................................................................................... (115,364)
ESG Aware 40/60 Moderate Allocation ...................................................................................... (87,783)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG Aware 80/20 Aggressive Allocation .................................. $ 35,985,043 $ 8,057,000 $ (491,757) $ 7,565,243
ESG Aware 60/40 Balanced Allocation ................................... 29,254,575 3,947,330 (496,361) 3,450,969
ESG Aware 30/70 Conservative Allocation ................................. 10,163,305 590,102 (803,975) (213,873)
ESG Aware 40/60 Moderate Allocation ................................... 7,354,155 683,161 (435,013) 248,148

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information
24
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
ESG Aware 80/20 Aggressive Allocation
Shares sold 50,000 $ 2,009,089 100,000 $ 3,573,583
Shares redeemed
(25,000) (1,018,864) (100,000) (3,636,998)
25,000 $ 990,225 — $ (63,415)
ESG Aware 60/40 Balanced Allocation
Shares sold 175,000 $ 6,179,258 250,000 $ 7,887,380
Shares redeemed
(25,000) (893,404) (225,000) (7,102,563)
150,000 $ 5,285,854 25,000 $ 784,817
ESG Aware 30/70 Conservative Allocation
Shares sold 25,000 $ 693,962 25,000 $ 644,937
Shares redeemed
(50,000) (1,358,480) (25,000) (646,894)
(25,000) $ (664,518) — $ (1,957)
ESG Aware 40/60 Moderate Allocation
Shares sold 25,000 $ 744,292 75,000 $ 2,080,132
Shares redeemed
— — (75,000) (2,102,357)
25,000 $ 744,292 — $ (22,225)

Additional Information
25
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
2026
iShares Semi-Annual Financial Statements and Additional Information
26
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services, LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

JANUARY 31, 2026
2026 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares MSCI USA Small-Cap Min Vol Factor ETF | SMMV |Cboe BZX Exchange
iShares U.S. Equity Factor ETF | LRGF | NYSE Arca
iShares U.S. Small-Cap Equity Factor ETF | SMLF | NYSE Arca
iShares U.S. Tech Breakthrough Multisector ETF | TECB | NYSE Arca

Table of Contents
Page

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.8%
Cadre Holdings, Inc. ................... 5,441 $ 217,694
Ducommun, Inc.
(a)
.................... 7,107 805,579
Huntington Ingalls Industries, Inc. .......... 3,708 1,559,251
Kratos Defense & Security Solutions, Inc.
(a) (b)
.. 3,277 337,564
Leonardo DRS, Inc. ................... 9,811 402,840
Mercury Systems, Inc.
(a)
................ 5,430 509,768
National Presto Industries, Inc. ............ 2,690 342,706
Woodward, Inc. ...................... 2,831 899,805
5,075,207
Automobile Components — 1.0%
Dorman Products, Inc.
(a)
................ 1,739 215,984
Gentex Corp. ....................... 88,387 2,033,785
Visteon Corp. ....................... 5,414 491,916
2,741,685
Beverages — 1.2%
Boston Beer Co., Inc. (The) , Class A
(a)
....... 3,832 818,592
Coca-Cola Consolidated, Inc. ............. 5,141 781,741
Molson Coors Beverage Co. , Class B ....... 23,633 1,135,329
National Beverage Corp.
(a)
............... 14,126 481,414
Primo Brands Corp. , Class A ............. 13,828 261,902
3,478,978
Biotechnology — 7.1%
(a)
ACADIA Pharmaceuticals, Inc. ............ 13,432 337,546
ADMA Biologics, Inc. .................. 8,797 152,188
Alkermes plc ........................ 38,615 1,308,662
Amicus Therapeutics, Inc. ............... 49,781 711,371
Arbutus Biopharma Corp. ............... 72,224 298,285
ArriVent Biopharma, Inc. ................ 7,158 160,983
ARS Pharmaceuticals, Inc.
(b)
............. 16,183 161,668
Aurinia Pharmaceuticals, Inc. ............. 27,054 393,095
BioMarin Pharmaceutical, Inc. ............ 30,867 1,745,220
Catalyst Pharmaceuticals, Inc. ............ 6,339 154,038
Dynavax Technologies Corp. ............. 47,109 729,483
Exact Sciences Corp. .................. 6,563 671,657
Exelixis, Inc. ........................ 26,881 1,111,798
Halozyme Therapeutics, Inc. ............. 10,609 760,771
Ideaya Biosciences, Inc.
(b)
............... 4,675 150,488
Ionis Pharmaceuticals, Inc. .............. 17,612 1,455,984
Kiniksa Pharmaceuticals International plc ..... 17,461 766,887
Krystal Biotech, Inc. ................... 3,256 909,205
Madrigal Pharmaceuticals, Inc. ............ 506 247,591
Mirum Pharmaceuticals, Inc. ............. 12,486 1,288,805
Palvella Therapeutics, Inc. ............... 1,768 135,588
Protagonist Therapeutics, Inc. ............ 10,872 889,330
Revolution Medicines, Inc. ............... 6,217 602,738
Roivant Sciences Ltd. .................. 126,104 2,726,369
Soleno Therapeutics, Inc. ............... 3,684 142,055
Ultragenyx Pharmaceutical, Inc. ........... 7,630 183,654
Upstream Bio, Inc. .................... 6,070 188,656
Vaxcyte, Inc. ........................ 6,389 342,259
Xenon Pharmaceuticals, Inc. ............. 29,054 1,191,505
Zymeworks, Inc. ..................... 18,881 425,389
20,343,268
Broadline Retail — 0.1%
Ollie's Bargain Outlet Holdings, Inc.
(a)
....... 3,710 409,250
Building Products — 1.1%
A O Smith Corp. ..................... 30,750 2,259,817
Armstrong World Industries, Inc. ........... 2,789 512,451
Security
Shares
Shares Value
Building Products (continued)
Zurn Elkay Water Solutions Corp. .......... 5,290 $ 243,922
3,016,190
Capital Markets — 0.6%
MarketAxess Holdings, Inc. .............. 10,293 1,741,884
Chemicals — 0.8%
Balchem Corp. ...................... 2,967 504,894
NewMarket Corp. ..................... 2,285 1,532,755
Sensient Technologies Corp. ............. 2,682 253,503
2,291,152
Commercial Services & Supplies — 3.0%
Brady Corp. , Class A, NVS .............. 21,892 1,893,001
Brink's Co. (The) ..................... 3,053 387,853
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 20,693 2,087,510
CoreCivic, Inc.
(a)
..................... 8,452 156,616
Healthcare Services Group, Inc.
(a)
.......... 8,172 153,797
MSA Safety, Inc. ..................... 6,458 1,144,035
OPENLANE, Inc.
(a)
.................... 6,310 189,552
Tetra Tech, Inc. ...................... 46,693 1,758,458
UniFirst Corp. ....................... 4,449 956,535
8,727,357
Communications Equipment — 0.3%
(a)
Calix, Inc. .......................... 5,720 255,512
NetScout Systems, Inc. ................. 12,669 352,325
Viavi Solutions, Inc. ................... 8,148 199,300
807,137
Construction & Engineering — 0.5%
API Group Corp.
(a)
.................... 12,003 498,965
Granite Construction, Inc. ............... 7,853 948,171
1,447,136
Consumer Finance — 1.4%
EZCORP, Inc. , Class A, NVS
(a) (b)
........... 29,177 625,847
FirstCash Holdings, Inc. ................ 19,424 3,311,792
3,937,639
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc. , Class A ............ 63,746 1,061,371
BJ's Wholesale Club Holdings, Inc.
(a)
........ 23,827 2,202,568
Casey's General Stores, Inc. ............. 3,171 1,923,211
Ingles Markets, Inc. , Class A ............. 7,146 534,950
Maplebear, Inc.
(a)
..................... 3,681 136,786
Weis Markets, Inc. .................... 3,028 215,442
6,074,328
Containers & Packaging — 0.8%
AptarGroup, Inc. ..................... 11,377 1,421,556
Crown Holdings, Inc. .................. 8,041 841,732
2,263,288
Diversified Consumer Services — 2.9%
ADT, Inc. .......................... 86,154 689,232
Adtalem Global Education, Inc.
(a)
.......... 1,493 154,600
Bright Horizons Family Solutions, Inc.
(a)
...... 1,938 179,517
Frontdoor, Inc.
(a)
...................... 2,831 167,340
Grand Canyon Education, Inc.
(a)
........... 4,091 711,180
H&R Block, Inc. ...................... 29,158 1,150,283
Laureate Education, Inc.
(a)
............... 29,440 1,009,792
Perdoceo Education Corp. ............... 20,330 651,170
Service Corp. International .............. 40,174 3,231,195
Strategic Education, Inc. ................ 1,836 156,097
Stride, Inc.
(a)
........................ 3,252 275,119
8,375,525

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified REITs — 0.6%
Alexander & Baldwin, Inc. ............... 36,537 $ 757,777
Broadstone Net Lease, Inc. .............. 33,667 623,176
Essential Properties Realty Trust, Inc. ....... 9,474 287,631
1,668,584
Diversified Telecommunication Services — 0.7%
Liberty Global Ltd. , Class A
(a)
............. 83,260 923,354
Liberty Global Ltd. , Class C, NVS
(a) (b)
........ 69,516 770,237
Shenandoah Telecommunications Co. ....... 23,462 278,494
1,972,085
Electric Utilities — 4.8%
IDACORP, Inc. ...................... 27,163 3,606,975
OGE Energy Corp. .................... 76,023 3,320,685
Pinnacle West Capital Corp. ............. 46,005 4,304,228
Portland General Electric Co. ............. 32,390 1,627,597
TXNM Energy, Inc. .................... 15,296 901,240
13,760,725
Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics, Inc.
(a) (b)
............... 1,385 183,499
Avnet, Inc. ......................... 6,683 416,952
Badger Meter, Inc. .................... 935 137,052
Itron, Inc.
(a)
......................... 3,231 320,128
PC Connection, Inc. ................... 5,068 298,049
TD SYNNEX Corp. .................... 8,419 1,335,843
2,691,523
Entertainment — 2.4%
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)
. 23,277 929,451
Cinemark Holdings, Inc. ................ 39,199 928,232
IMAX Corp.
(a) (b)
...................... 22,958 801,464
Madison Square Garden Sports Corp.
(a)
...... 7,839 2,222,748
TKO Group Holdings, Inc. , Class A ......... 9,300 1,883,994
6,765,889
Financial Services — 0.1%
Enact Holdings, Inc. ................... 5,412 215,235
Essent Group Ltd. .................... 2,905 182,783
398,018
Food Products — 5.3%
Cal-Maine Foods, Inc. .................. 14,285 1,193,226
Campbell's Co. (The) .................. 32,801 917,772
Conagra Brands, Inc. .................. 94,385 1,747,066
Flowers Foods, Inc. ................... 42,074 480,906
Fresh Del Monte Produce, Inc. ............ 20,441 810,690
Ingredion, Inc. ....................... 25,897 3,058,436
J & J Snack Foods Corp. ................ 7,836 744,420
Lamb Weston Holdings, Inc. ............. 8,411 386,317
Marzetti Co. (The) .................... 5,626 965,253
Mission Produce, Inc.
(a) (b)
................ 20,429 274,974
Pilgrim's Pride Corp. ................... 23,838 1,033,854
Post Holdings, Inc.
(a)
................... 21,838 2,234,246
Seaboard Corp. ...................... 60 304,937
Seneca Foods Corp. , Class A
(a)
........... 1,350 161,095
Simply Good Foods Co. (The)
(a)
........... 13,557 254,465
Tootsie Roll Industries, Inc. .............. 9,434 357,360
Vital Farms, Inc.
(a) (b)
................... 6,962 198,069
15,123,086
Gas Utilities — 0.7%
Chesapeake Utilities Corp. .............. 2,060 265,081
National Fuel Gas Co. ................. 2,650 221,937
New Jersey Resources Corp. ............. 15,258 754,966
ONE Gas, Inc. ....................... 4,474 355,951
Security
Shares
Shares Value
Gas Utilities (continued)
Spire, Inc. .......................... 3,242 $ 273,917
1,871,852
Ground Transportation — 1.9%
Knight-Swift Transportation Holdings, Inc. .... 11,962 659,106
Landstar System, Inc. .................. 16,194 2,418,736
Marten Transport Ltd. .................. 31,077 382,247
Schneider National, Inc. , Class B .......... 27,800 746,152
U-Haul Holding Co. , NVS
(b)
.............. 14,800 759,388
U-Haul Holding Co.
(a) (b)
................. 3,974 224,730
Werner Enterprises, Inc. ................ 11,820 404,835
5,595,194
Health Care Equipment & Supplies — 1.6%
iRadimed Corp. ...................... 3,121 305,483
Lantheus Holdings, Inc.
(a)
............... 4,826 322,956
LivaNova plc
(a)
....................... 3,290 216,186
Merit Medical Systems, Inc.
(a)
............. 19,930 1,616,124
Penumbra, Inc.
(a)
..................... 2,919 1,045,498
Teleflex, Inc. ........................ 10,641 1,110,601
4,616,848
Health Care Providers & Services — 6.6%
Addus HomeCare Corp.
(a)
............... 9,243 956,466
Alignment Healthcare, Inc.
(a)
............. 47,251 1,064,565
Brookdale Senior Living, Inc.
(a)
............ 17,759 266,385
Chemed Corp. ....................... 7,027 3,001,513
DaVita, Inc.
(a) (b)
...................... 1,175 128,475
Encompass Health Corp. ............... 29,212 2,761,410
Ensign Group, Inc. (The) ................ 24,031 4,125,161
Fulgent Genetics, Inc.
(a)
................ 9,999 261,974
Guardian Pharmacy Services, Inc. , Class A
(a)
.. 6,583 198,807
HealthEquity, Inc.
(a)
.................... 7,331 628,047
Henry Schein, Inc.
(a)
................... 20,276 1,530,432
Hinge Health, Inc. , Class A
(a)
............. 3,428 119,637
Molina Healthcare, Inc.
(a)
................ 5,570 1,000,316
National HealthCare Corp. ............... 1,386 198,350
OPKO Health, Inc.
(a)
................... 122,933 154,896
Option Care Health, Inc.
(a) (b)
.............. 52,270 1,777,180
Privia Health Group, Inc.
(a)
............... 23,880 554,494
Progyny, Inc.
(a)
....................... 6,923 165,252
18,893,360
Health Care REITs — 5.4%
American Healthcare REIT, Inc. ........... 25,466 1,194,610
CareTrust REIT, Inc. ................... 98,889 3,692,515
Healthcare Realty Trust, Inc. , Class A ....... 83,249 1,397,751
LTC Properties, Inc. ................... 23,140 843,916
National Health Investors, Inc. ............ 16,276 1,336,585
Omega Healthcare Investors, Inc. .......... 98,974 4,342,979
Sabra Health Care REIT, Inc. ............. 120,553 2,257,958
Sila Realty Trust, Inc. .................. 23,437 570,691
15,637,005
Health Care Technology — 0.3%
HealthStream, Inc. .................... 11,930 265,920
Waystar Holding Corp.
(a)
................ 27,124 720,413
986,333
Hotels, Restaurants & Leisure — 1.6%
Aramark ........................... 18,465 710,718
Choice Hotels International, Inc.
(b)
.......... 2,300 236,440
Churchill Downs, Inc. .................. 6,194 609,242
Monarch Casino & Resort, Inc. ............ 2,301 210,610
Planet Fitness, Inc. , Class A
(a)
............ 12,209 1,111,507

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc. ................. 10,080 $ 1,812,989
4,691,506
Household Products — 0.5%
Reynolds Consumer Products, Inc. ......... 31,661 733,585
WD-40 Co. ......................... 2,708 626,171
1,359,756
Insurance — 8.9%
AMERISAFE, Inc. .................... 9,591 360,718
Axis Capital Holdings Ltd. ............... 22,269 2,297,716
Donegal Group, Inc. , Class A ............. 8,533 159,311
Employers Holdings, Inc. ................ 11,804 514,891
Hamilton Insurance Group Ltd. , Class B
(a)
.... 13,587 377,039
Hanover Insurance Group, Inc. (The) ....... 17,195 2,994,337
HCI Group, Inc. ...................... 3,911 620,558
Horace Mann Educators Corp. ............ 20,416 914,841
Kinsale Capital Group, Inc. .............. 365 144,496
Old Republic International Corp. ........... 101,271 3,966,785
Palomar Holdings, Inc.
(a)
................ 3,851 475,945
ProAssurance Corp.
(a)
.................. 22,558 546,355
RenaissanceRe Holdings Ltd. ............ 12,242 3,448,571
RLI Corp. .......................... 41,646 2,433,376
Ryan Specialty Holdings, Inc. , Class A ....... 11,794 569,414
Safety Insurance Group, Inc. ............. 7,477 588,440
Selective Insurance Group, Inc. ........... 25,750 2,165,060
Skyward Specialty Insurance Group, Inc.
(a)
.... 4,996 222,922
White Mountains Insurance Group Ltd.
(b)
..... 1,295 2,648,184
25,448,959
Interactive Media & Services — 0.4%
Grindr, Inc.
(a)
........................ 9,694 109,736
Match Group, Inc. .................... 11,958 372,492
Yelp, Inc.
(a)
......................... 29,519 808,230
1,290,458
IT Services — 0.2%
Akamai Technologies, Inc.
(a)
.............. 4,913 477,298
Hackett Group, Inc. (The) ............... 12,500 228,125
705,423
Leisure Products — 0.1%
Sturm Ruger & Co., Inc. ................ 7,304 267,984
Machinery — 0.8%
Donaldson Co., Inc. ................... 15,608 1,591,079
ESCO Technologies, Inc. ............... 651 148,539
RBC Bearings, Inc.
(a)
.................. 1,386 692,543
2,432,161
Marine Transportation — 0.1%
Genco Shipping & Trading Ltd. ............ 16,178 338,120
Media — 1.4%
New York Times Co. (The) , Class A ......... 52,380 3,839,978
Paramount Skydance Corp. , Class B, NVS
(b)
.. 22,730 254,803
4,094,781
Metals & Mining — 2.3%
McEwen, Inc.
(a) (b)
..................... 12,186 294,292
NioCorp Developments Ltd.
(a) (b)
........... 23,561 139,010
Perpetua Resources Corp.
(a)
............. 8,204 218,390
Royal Gold, Inc. ...................... 22,332 5,880,239
6,531,931
Mortgage Real Estate Investment Trusts (REITs) — 1.9%
AGNC Investment Corp. ................ 276,864 3,156,250
ARMOUR Residential REIT, Inc. ........... 45,323 788,620
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Dynex Capital, Inc. .................... 65,403 $ 907,794
Orchid Island Capital, Inc. ............... 73,377 572,341
Two Harbors Investment Corp. ............ 14,799 169,744
5,594,749
Multi-Utilities — 0.8%
Avista Corp. ........................ 16,553 683,473
Northwestern Energy Group, Inc. .......... 23,235 1,576,727
2,260,200
Office REITs — 0.1%
COPT Defense Properties ............... 6,962 214,499
Oil, Gas & Consumable Fuels — 3.3%
Antero Midstream Corp. ................ 73,533 1,383,891
CNX Resources Corp.
(a)
................ 16,441 637,911
DT Midstream, Inc. .................... 14,589 1,838,506
Gulfport Energy Corp.
(a)
................ 2,013 410,994
Hess Midstream LP , Class A ............. 55,159 1,956,490
International Seaways, Inc. .............. 15,375 917,119
Kimbell Royalty Partners LP ............. 15,742 211,415
Par Pacific Holdings, Inc.
(a)
.............. 5,887 222,175
Plains GP Holdings LP , Class A ........... 86,721 1,776,046
Viper Energy, Inc. .................... 4,306 182,316
9,536,863
Pharmaceuticals — 2.4%
(a)
ANI Pharmaceuticals, Inc. ............... 6,797 556,334
Avadel Pharmaceuticals plc , ADR .......... 10,639 229,271
Axsome Therapeutics, Inc. .............. 2,748 506,319
Collegium Pharmaceutical, Inc. ........... 9,313 427,653
Indivior Pharmaceuticals, Inc. ............ 16,096 569,477
Innoviva, Inc.
(b)
...................... 30,031 600,620
Jazz Pharmaceuticals plc ............... 4,808 790,868
Ligand Pharmaceuticals, Inc. ............. 962 184,800
Pacira BioSciences, Inc. ................ 12,620 259,215
Prestige Consumer Healthcare, Inc. ........ 24,756 1,596,019
Supernus Pharmaceuticals, Inc. ........... 20,173 971,532
Tarsus Pharmaceuticals, Inc. ............. 4,332 279,587
6,971,695
Professional Services — 6.4%
Barrett Business Services, Inc. ............ 12,906 490,428
CACI International, Inc. , Class A
(a)
......... 2,647 1,642,675
CRA International, Inc. ................. 1,189 224,650
CSG Systems International, Inc. ........... 5,422 432,405
ExlService Holdings, Inc.
(a)
.............. 22,334 874,376
Exponent, Inc. ....................... 11,686 839,873
FTI Consulting, Inc.
(a)
.................. 16,273 2,842,405
Genpact Ltd. ........................ 35,002 1,543,588
Huron Consulting Group, Inc.
(a) (b)
.......... 8,706 1,471,314
ICF International, Inc. .................. 7,383 688,465
KBR, Inc. .......................... 11,987 513,163
Maximus, Inc. ....................... 28,328 2,675,296
Parsons Corp.
(a)
...................... 10,765 754,196
Science Applications International Corp. ..... 11,453 1,165,457
TIC Solutions, Inc.
(a)
................... 15,266 154,187
UL Solutions, Inc. , Class A ............... 16,622 1,167,363
Verra Mobility Corp. , Class A
(a)
............ 41,994 810,484
18,290,325
Retail REITs — 3.7%
Agree Realty Corp. ................... 55,629 4,018,083
Curbline Properties Corp. ............... 9,798 237,601
Getty Realty Corp. .................... 26,952 804,787
InvenTrust Properties Corp. .............. 13,208 388,183
Kite Realty Group Trust ................. 13,504 317,209

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs (continued)
NETSTREIT Corp. .................... 41,878 $ 788,982
NNN REIT, Inc. ...................... 53,502 2,229,428
Phillips Edison & Co., Inc. ............... 48,241 1,747,771
10,532,044
Software — 6.1%
A10 Networks, Inc. .................... 36,219 631,659
Alarm.com Holdings, Inc.
(a)
.............. 12,173 593,799
Appfolio, Inc. , Class A
(a)
................ 3,934 746,988
Blackbaud, Inc.
(a)
..................... 19,505 1,047,418
BlackLine, Inc.
(a)
..................... 2,782 129,280
Box, Inc. , Class A
(a)
................... 72,903 1,848,091
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 252,293 1,912,381
Clear Secure, Inc. , Class A .............. 16,565 540,350
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 26,754 644,504
Daily Journal Corp.
(a)
.................. 424 248,621
Dolby Laboratories, Inc. , Class A .......... 30,820 1,978,336
Dropbox, Inc. , Class A
(a)
................ 66,021 1,682,215
Guidewire Software, Inc.
(a)
............... 6,385 898,753
I3 Verticals, Inc. , Class A
(a) (b)
............. 11,411 253,438
InterDigital, Inc. ...................... 5,687 1,856,464
N-able, Inc.
(a)
........................ 37,719 228,954
nCino, Inc.
(a) (b)
....................... 10,371 221,421
Progress Software Corp.
(a)
............... 21,618 884,609
Qualys, Inc.
(a)
....................... 1,278 168,568
Sprinklr, Inc. , Class A
(a)
................. 19,521 124,544
Varonis Systems, Inc.
(a)
................. 15,041 448,823
Vertex, Inc. , Class A
(a)
.................. 6,947 128,867
Yext, Inc.
(a)
......................... 32,898 235,550
17,453,633
Specialized REITs — 0.5%
Four Corners Property Trust, Inc. .......... 42,482 1,047,181
Smartstop Self Storage REIT, Inc. .......... 12,426 390,674
1,437,855
Specialty Retail — 0.9%
Murphy USA, Inc. .................... 4,259 1,799,470
Valvoline, Inc.
(a)
...................... 22,026 720,691
2,520,161
Technology Hardware, Storage & Peripherals — 0.1%
GPGI, Inc. , Class A
(a)
.................. 6,840 161,219
Trading Companies & Distributors — 0.3%
GATX Corp. ........................ 918 166,993
McGrath RentCorp .................... 3,665 409,344
QXO, Inc.
(a) (b)
........................ 7,699 170,764
747,101
Water Utilities — 0.8%
American States Water Co. .............. 12,811 934,690
California Water Service Group ........... 29,994 1,340,732
2,275,422
Wireless Telecommunication Services — 0.1%
Array Digital Infrastructure, Inc. ........... 8,041 387,496
Total Common Stocks — 99 .7%
(Cost: $ 257,602,602 ) .............................. 286,254,867
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
Contra Chinook Therape, CVR
(a) (c)
......... 72,502 $ 12,325
Total Rights — 0.0%
(Cost: $ — ) ..................................... 12,325
Total Long-Term Investments — 99.7%
(Cost: $ 257,602,602 ) .............................. 286,267,192
Short-Term Securities
Money Market Funds — 3.2%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(f)
................... 8,707,033 8,711,386
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64% .................... 374,558 374,558
Total Short-Term Securities — 3 .2%
(Cost: $ 9,079,224 ) ............................... 9,085,944
Total Investments — 102 .9%
(Cost: $ 266,681,826 ) .............................. 295,353,136
Liabilities in Excess of Other Assets — (2.9) % ............. (8,400,646)
Net Assets — 100.0% ...............................
$ 286,952,490
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 16,270,725 $ — $ (7,560,499)
(a)
$ 2,601 $ (1,441) $ 8,711,386 8,707,033 $ 122,747
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 501,409 — (126,851)
(a)
— — 374,558 374,558 10,719 —
$ 2,601 $ (1,441) $ 9,085,944 $ 133,466 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 15 03/20/26 $ 549 $ (1,709)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 1,709 $ — $ — $ — $ 1,709
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 32,072 $ — $ — $ — $ 32,072
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 2,973 $ — $ — $ — $ 2,973
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 707,310

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 286,254,867 $ — $ — $ 286,254,867
Rights ................................................ — — 12,325 12,325
Short-Term Securities
Money Market Funds ...................................... 9,085,944 — — 9,085,944
$ 295,340,811 $ — $ 12,325 $ 295,353,136
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (1,709) $ — $ — $ (1,709)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
U.S. Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.9%
Axon Enterprise, Inc.
(a)
................. 1,121 $ 542,093
Carpenter Technology Corp. ............. 13,381 4,252,884
GE Aerospace ....................... 88,771 27,234,055
General Dynamics Corp. ................ 8,662 3,041,142
Howmet Aerospace, Inc. ................ 39,852 8,292,404
Lockheed Martin Corp. ................. 13,360 8,473,179
Northrop Grumman Corp. ............... 4,411 3,053,559
RTX Corp. ......................... 19,297 3,877,346
58,766,662
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc. ............ 15,007 2,925,615
Automobiles — 2.3%
Ford Motor Co. ...................... 445,354 6,181,513
General Motors Co. ................... 263,747 22,154,748
Tesla, Inc.
(a)
......................... 103,038 44,348,586
72,684,847
Banks — 2.9%
Bank of America Corp. ................. 303,210 16,130,772
Citigroup, Inc. ....................... 57,407 6,642,564
JPMorgan Chase & Co. ................ 156,189 47,776,653
Wells Fargo & Co. .................... 234,241 21,196,468
91,746,457
Beverages — 1.4%
Coca-Cola Co. (The) .................. 220,500 16,495,605
Coca-Cola Consolidated, Inc. ............. 15,994 2,432,048
Molson Coors Beverage Co. , Class B ....... 67,549 3,245,054
PepsiCo, Inc. ....................... 145,191 22,305,693
44,478,400
Biotechnology — 2.4%
AbbVie, Inc. ........................ 119,299 26,604,870
Alnylam Pharmaceuticals, Inc.
(a)
........... 11,532 3,898,508
Amgen, Inc. ........................ 41,589 14,218,448
Exelixis, Inc.
(a)
....................... 64,673 2,674,875
Gilead Sciences, Inc. .................. 126,876 18,010,048
Halozyme Therapeutics, Inc.
(a)
............ 44,062 3,159,686
PTC Therapeutics, Inc.
(a)
................ 81,498 6,155,544
74,721,979
Broadline Retail — 4.2%
Amazon.com, Inc.
(a)
................... 431,161 103,176,827
Coupang, Inc. , Class A
(a)
................ 17,556 353,929
eBay, Inc. .......................... 170,390 15,542,976
Etsy, Inc.
(a)
......................... 92,238 4,884,925
MercadoLibre, Inc.
(a)
................... 3,693 7,931,788
131,890,445
Building Products — 0.7%
Builders FirstSource, Inc.
(a)
.............. 17,442 1,995,365
Carrier Global Corp. ................... 16,834 1,002,970
Johnson Controls International plc ......... 17,009 2,028,493
Lennox International, Inc. ............... 1,099 544,093
Trane Technologies plc ................. 41,468 17,440,611
23,011,532
Capital Markets — 5.0%
Affiliated Managers Group, Inc. ........... 28,912 9,052,058
Bank of New York Mellon Corp. (The) ....... 237,501 28,481,120
BlackRock, Inc.
(b)
..................... 6,423 7,186,952
CME Group, Inc. , Class A ............... 32,286 9,332,591
Evercore, Inc. , Class A ................. 1,059 374,113
Goldman Sachs Group, Inc. (The) ......... 21,094 19,731,538
Security
Shares
Shares Value
Capital Markets (continued)
Interactive Brokers Group, Inc. , Class A ...... 204,444 $ 15,308,767
Janus Henderson Group plc ............. 160,712 7,735,069
Morgan Stanley ...................... 22,808 4,169,302
MSCI, Inc. ......................... 8,919 5,433,633
Nasdaq, Inc. ........................ 63,812 6,182,745
Northern Trust Corp. ................... 70,546 10,541,689
Robinhood Markets, Inc. , Class A
(a)
......... 44,281 4,405,074
S&P Global, Inc. ..................... 23,401 12,350,814
State Street Corp. .................... 85,311 11,163,797
XP, Inc. , Class A ..................... 393,096 7,669,303
159,118,565
Chemicals — 1.2%
CF Industries Holdings, Inc. .............. 29,022 2,705,721
DuPont de Nemours, Inc. ............... 92,771 4,074,502
Ecolab, Inc. ........................ 33,387 9,414,800
Linde plc .......................... 43,436 19,848,949
Solstice Advanced Materials, Inc.
(a)
......... 15,457 954,779
36,998,751
Commercial Services & Supplies — 0.2%
Cintas Corp. ........................ 34,934 6,686,018
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
................. 84,609 11,992,480
Cisco Systems, Inc. ................... 185,477 14,526,559
Lumentum Holdings, Inc.
(a)
.............. 1,572 615,972
Motorola Solutions, Inc. ................ 7,113 2,863,267
29,998,278
Construction & Engineering — 1.0%
EMCOR Group, Inc. ................... 21,907 15,789,032
Primoris Services Corp. ................ 33,707 4,997,063
Sterling Infrastructure, Inc.
(a) (c)
............ 30,425 10,889,412
31,675,507
Construction Materials — 0.2%
CRH plc ........................... 51,973 6,362,015
Consumer Finance — 0.7%
American Express Co. ................. 29,786 10,489,736
Capital One Financial Corp. .............. 3,150 689,629
SLM Corp. ......................... 56,933 1,545,731
Synchrony Financial ................... 148,716 10,801,243
23,526,339
Consumer Staples Distribution & Retail — 2.3%
Albertsons Cos., Inc. , Class A ............ 116,543 1,940,441
Costco Wholesale Corp. ................ 6,912 6,499,008
Kroger Co. (The) ..................... 214,940 13,508,979
Maplebear, Inc.
(a) (c)
.................... 7,800 289,848
Sprouts Farmers Market, Inc.
(a)
............ 32,307 2,290,889
Target Corp. ........................ 96,570 10,185,238
Walmart, Inc. ........................ 308,159 36,714,063
71,428,466
Diversified Consumer Services — 0.3%
Duolingo, Inc. , Class A
(a)
................ 30,124 4,038,424
H&R Block, Inc. ...................... 98,849 3,899,593
7,938,017
Diversified Telecommunication Services — 1.7%
AT&T, Inc. .......................... 963,837 25,262,168
Comcast Corp. , Class A ................ 203,050 6,040,737
Lumen Technologies, Inc.
(a)
.............. 449,282 3,962,667
Verizon Communications, Inc. ............ 408,259 18,175,691
53,441,263

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities — 1.4%
Constellation Energy Corp. .............. 21,010 $ 5,897,087
Duke Energy Corp. ................... 52,965 6,427,303
Edison International ................... 38,977 2,427,487
Entergy Corp. ....................... 30,029 2,879,481
Exelon Corp. ........................ 287,163 12,859,159
NextEra Energy, Inc. .................. 47,288 4,156,615
NRG Energy, Inc. ..................... 39,798 6,074,369
Southern Co. (The) ................... 37,559 3,354,394
44,075,895
Electrical Equipment — 1.1%
Acuity, Inc. ......................... 31,204 9,649,525
Eaton Corp. plc ...................... 37,686 13,243,614
Emerson Electric Co. .................. 42,508 6,246,976
GE Vernova, Inc. ..................... 9,896 7,188,157
36,328,272
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. , Class A ............... 6,013 866,353
Badger Meter, Inc. .................... 9,057 1,327,575
Flex Ltd.
(a)
.......................... 27,784 1,751,504
Jabil, Inc. .......................... 26,001 6,167,177
Sanmina Corp.
(a) (c)
.................... 10,465 1,482,681
TE Connectivity plc ................... 45,358 10,104,855
TTM Technologies, Inc.
(a)
................ 24,480 2,403,936
24,104,081
Energy Equipment & Services — 0.4%
TechnipFMC plc ...................... 199,246 11,101,987
Entertainment — 0.8%
Electronic Arts, Inc. ................... 7,792 1,588,945
Netflix, Inc.
(a)
........................ 169,609 14,160,655
Spotify Technology SA
(a)
................ 18,356 9,184,425
Warner Bros Discovery, Inc.
(a)
............ 29,575 814,495
25,748,520
Financial Services — 2.8%
Berkshire Hathaway, Inc. , Class B
(a)
........ 31,980 15,367,349
Fidelity National Information Services, Inc. .... 30,060 1,660,815
Mastercard, Inc. , Class A ................ 35,471 19,111,420
MGIC Investment Corp. ................ 233,242 6,278,875
PayPal Holdings, Inc. .................. 48,775 2,569,955
Visa, Inc. , Class A .................... 118,744 38,215,382
Voya Financial, Inc. ................... 48,052 3,683,666
86,887,462
Food Products — 0.4%
General Mills, Inc. .................... 6,333 292,965
J M Smucker Co. (The) ................. 16,401 1,719,809
Kraft Heinz Co. (The) .................. 373,028 8,855,685
Mondelez International, Inc. , Class A ........ 52,339 3,060,261
13,928,720
Gas Utilities — 0.3%
UGI Corp. .......................... 219,958 8,822,515
Ground Transportation — 0.4%
Lyft, Inc. , Class A
(a) (c)
................... 54,243 915,079
Ryder System, Inc. .................... 3,861 738,532
Uber Technologies, Inc.
(a) (c)
.............. 152,618 12,217,071
13,870,682
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories ................... 116,882 12,775,203
Becton Dickinson & Co. ................ 12,575 2,558,761
Boston Scientific Corp.
(a)
................ 50,949 4,765,260
GE HealthCare Technologies, Inc. ......... 159,398 12,587,660
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Hologic, Inc.
(a)
....................... 25,774 $ 1,931,246
Medtronic plc ....................... 94,969 9,778,008
Stryker Corp. ....................... 7,382 2,728,092
Zimmer Biomet Holdings, Inc. ............ 5,246 456,769
47,580,999
Health Care Providers & Services — 1.4%
Cardinal Health, Inc. ................... 28,590 6,143,419
Cigna Group (The) .................... 18,165 4,979,208
CVS Health Corp. .................... 73,347 5,465,819
Elevance Health, Inc. .................. 2,614 903,764
Guardant Health, Inc.
(a)
................. 8,409 958,962
Hims & Hers Health, Inc. , Class A
(a) (c)
........ 8,509 230,509
Humana, Inc. ....................... 6,961 1,358,787
McKesson Corp. ..................... 12,893 10,716,791
Tenet Healthcare Corp.
(a)
................ 28,808 5,452,778
UnitedHealth Group, Inc. ................ 29,870 8,570,599
44,780,636
Health Care Technology — 0.2%
(a)
Doximity, Inc. , Class A ................. 14,906 558,528
Veeva Systems, Inc. , Class A ............. 30,439 6,207,121
6,765,649
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. .............. 210,367 3,898,101
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. , Class A
(a)
.................. 30,800 3,984,596
Booking Holdings, Inc. ................. 6,150 30,761,316
Brinker International, Inc.
(a)
.............. 10,332 1,629,563
DoorDash, Inc. , Class A
(a)
............... 11,346 2,321,619
Expedia Group, Inc. ................... 25,933 6,868,096
Las Vegas Sands Corp. ................ 4,456 234,965
McDonald's Corp. .................... 35,647 11,228,805
MGM Resorts International
(a)
............. 53,836 1,805,659
Wingstop, Inc. ....................... 15,349 4,074,085
Yum! Brands, Inc. .................... 11,894 1,849,517
64,758,221
Household Durables — 0.2%
SharkNinja, Inc.
(a)
..................... 55,271 6,533,032
Household Products — 0.9%
Procter & Gamble Co. (The) ............. 188,977 28,681,039
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp. ........................ 66,080 10,463,768
Industrial Conglomerates — 0.1%
3M Co. ............................ 22,859 3,501,084
Insurance — 1.7%
Aflac, Inc. .......................... 75,835 8,413,893
Allstate Corp. (The) ................... 25,379 5,050,167
American International Group, Inc. ......... 140,094 10,490,239
Chubb Ltd. ......................... 8,962 2,774,277
Globe Life, Inc. ...................... 11,401 1,598,648
Hartford Insurance Group, Inc. (The) ........ 8,535 1,152,737
MetLife, Inc. ........................ 21,954 1,731,732
Principal Financial Group, Inc. ............ 16,847 1,595,748
Prudential Financial, Inc. ................ 22,795 2,532,753
Reinsurance Group of America, Inc. ........ 5,480 1,111,070
Travelers Cos., Inc. (The) ............... 56,410 16,049,209
Unum Group ........................ 14,187 1,077,786
53,578,259

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services — 5.1%
Alphabet, Inc. , Class C, NVS ............. 238,324 $ 80,679,824
Meta Platforms, Inc. , Class A ............. 106,246 76,125,259
Reddit, Inc. , Class A
(a)
.................. 20,179 3,637,668
160,442,751
IT Services — 1.1%
Gartner, Inc.
(a)
....................... 31,911 6,688,865
International Business Machines Corp. ...... 45,183 13,857,626
Kyndryl Holdings, Inc.
(a)
................. 29,088 669,024
Okta, Inc. , Class A
(a)
................... 57,977 4,897,897
Shopify, Inc. , Class A
(a)
................. 27,082 3,553,971
Wix.com Ltd.
(a)
....................... 55,666 4,834,035
34,501,418
Leisure Products — 0.2%
Hasbro, Inc. ........................ 71,314 6,369,053
Life Sciences Tools & Services — 0.6%
Medpace Holdings, Inc.
(a)
............... 17,956 10,459,011
Mettler-Toledo International, Inc.
(a)
......... 4,656 6,393,806
Thermo Fisher Scientific, Inc. ............. 4,217 2,439,998
19,292,815
Machinery — 1.5%
Caterpillar, Inc. ...................... 20,704 13,609,981
Crane Co. .......................... 45,251 8,264,643
Mueller Industries, Inc. ................. 112,951 15,377,149
PACCAR, Inc. ....................... 32,204 3,958,194
Parker-Hannifin Corp. .................. 4,199 3,929,592
Watts Water Technologies, Inc. , Class A ...... 2,890 865,006
46,004,565
Media — 0.6%
Charter Communications, Inc. , Class A
(a) (c)
.... 17,865 3,682,334
Fox Corp. , Class A, NVS ................ 155,569 11,322,312
Omnicom Group, Inc. .................. 41,002 3,158,794
18,163,440
Metals & Mining — 0.4%
Newmont Corp. ...................... 4,322 485,577
Nucor Corp. ........................ 19,295 3,429,107
Reliance, Inc. ....................... 8,118 2,674,881
Royal Gold, Inc. ...................... 7,851 2,067,247
Southern Copper Corp. ................. 12,202 2,322,285
Steel Dynamics, Inc. ................... 13,699 2,459,929
13,439,026
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Rithm Capital Corp. ................... 446,928 4,889,392
Multi-Utilities — 0.2%
Consolidated Edison, Inc. ............... 66,967 7,140,691
WEC Energy Group, Inc. ................ 3,611 399,630
7,540,321
Office REITs — 0.2%
Vornado Realty Trust .................. 155,044 4,942,803
Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Corp. ................ 135,058 2,541,792
APA Corp. ......................... 136,909 3,615,767
Chevron Corp. ....................... 95,367 16,870,422
ConocoPhillips ...................... 41,388 4,313,871
EOG Resources, Inc. .................. 2,790 312,843
Exxon Mobil Corp. .................... 222,362 31,441,987
Kinder Morgan, Inc. ................... 148,176 4,517,886
Marathon Petroleum Corp. .............. 83,018 14,626,941
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. ................... 45,217 $ 8,203,720
86,445,229
Passenger Airlines — 0.1%
United Airlines Holdings, Inc.
(a)
............ 28,439 2,909,878
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co. ................ 302,551 16,655,433
Eli Lilly & Co. ....................... 35,835 37,166,270
Johnson & Johnson ................... 172,416 39,181,536
Merck & Co., Inc. ..................... 162,214 17,887,338
Pfizer, Inc. ......................... 633,147 16,740,407
Viatris, Inc. ......................... 58,894 770,922
128,401,906
Professional Services — 0.7%
Automatic Data Processing, Inc. ........... 33,512 8,271,432
Booz Allen Hamilton Holding Corp. ......... 21,619 1,911,552
Leidos Holdings, Inc. .................. 34,506 6,496,790
Paychex, Inc. ....................... 60,458 6,235,033
22,914,807
Residential REITs — 0.2%
AvalonBay Communities, Inc. ............ 7,230 1,284,554
Equity Residential .................... 104,621 6,519,981
7,804,535
Retail REITs — 0.6%
Brixmor Property Group, Inc. ............. 309,034 8,279,021
Regency Centers Corp. ................ 53,029 3,864,223
Simon Property Group, Inc. .............. 32,789 6,272,864
18,416,108
Semiconductors & Semiconductor Equipment — 13.5%
Advanced Micro Devices, Inc.
(a)
........... 39,617 9,378,532
Analog Devices, Inc. ................... 13,956 4,338,641
Applied Materials, Inc. ................. 38,134 12,291,351
Astera Labs, Inc.
(a)
.................... 9,479 1,427,727
Broadcom, Inc. ...................... 262,568 86,988,778
Cirrus Logic, Inc.
(a)
.................... 51,797 6,751,221
KLA Corp. .......................... 13,854 19,782,681
Lam Research Corp. .................. 89,061 20,792,181
Micron Technology, Inc. ................. 13,976 5,798,363
NVIDIA Corp. ....................... 1,237,327 236,490,309
Qorvo, Inc.
(a)
........................ 22,661 1,770,051
QUALCOMM, Inc. .................... 98,659 14,955,718
Rambus, Inc.
(a)
...................... 35,361 4,025,143
424,790,696
Software — 10.0%
Adobe, Inc.
(a)
........................ 10,164 2,980,593
AppLovin Corp. , Class A
(a) (c)
.............. 29,231 13,829,478
Atlassian Corp. , Class A
(a)
............... 81,450 9,625,761
Cadence Design Systems, Inc.
(a)
.......... 7,215 2,138,237
Commvault Systems, Inc.
(a)
.............. 42,067 3,605,142
Crowdstrike Holdings, Inc. , Class A
(a)
........ 6,917 3,053,198
DocuSign, Inc.
(a)
..................... 138,798 7,292,447
Dropbox, Inc. , Class A
(a)
................ 104,731 2,668,546
Elastic NV
(a)
........................ 64,044 4,222,421
Fair Isaac Corp.
(a)
..................... 5,217 7,633,358
Fortinet, Inc.
(a)
....................... 167,507 13,611,619
Gitlab, Inc. , Class A
(a)
.................. 137,918 4,824,372
HubSpot, Inc.
(a)
...................... 5,726 1,603,280
InterDigital, Inc. ...................... 24,142 7,880,914
Intuit, Inc. .......................... 12,328 6,150,686
Life360, Inc.
(a) (c)
...................... 26,271 1,505,066
Manhattan Associates, Inc.
(a)
............. 24,955 3,768,455

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Software (continued)
Microsoft Corp. ...................... 360,334 $ 155,048,117
Monday.com Ltd.
(a)
.................... 47,371 5,435,822
Nutanix, Inc. , Class A
(a)
................. 169,855 6,680,397
Oracle Corp. ........................ 65,191 10,729,135
Palantir Technologies, Inc. , Class A
(a)
....... 92,217 13,518,090
Palo Alto Networks, Inc.
(a)
............... 14,734 2,607,476
Procore Technologies, Inc.
(a)
............. 82,484 4,659,521
Rubrik, Inc. , Class A
(a)
.................. 62,451 3,494,133
Salesforce, Inc. ...................... 36,087 7,660,909
Samsara, Inc. , Class A
(a)
................ 126,345 3,543,977
ServiceNow, Inc.
(a)
.................... 6,580 769,926
ServiceTitan, Inc. , Class A
(a) (c)
............ 19,875 1,557,008
Zscaler, Inc.
(a)
....................... 14,603 2,920,746
315,018,830
Specialized REITs — 0.2%
American Tower Corp. ................. 5,193 931,001
Crown Castle, Inc. .................... 49,901 4,331,906
5,262,907
Specialty Retail — 1.6%
AutoZone, Inc.
(a)
..................... 1,089 4,033,972
Best Buy Co., Inc. .................... 108,185 7,042,843
Carvana Co. , Class A
(a)
................. 18,319 7,347,934
Dick's Sporting Goods, Inc. .............. 19,163 3,870,926
GameStop Corp. , Class A
(a) (c)
............. 32,258 770,321
Home Depot, Inc. (The) ................ 3,079 1,153,363
Lowe's Cos., Inc. ..................... 11,870 3,170,002
Ulta Beauty, Inc.
(a)
.................... 9,095 5,887,739
Wayfair, Inc. , Class A
(a)
................. 35,171 3,639,847
Williams-Sonoma, Inc. ................. 69,148 14,151,138
51,068,085
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. ......................... 760,194 197,255,139
Dell Technologies, Inc. , Class C ........... 60,367 6,908,399
Hewlett Packard Enterprise Co. ........... 485,755 10,453,448
HP, Inc. ........................... 93,679 1,821,120
NetApp, Inc. ........................ 3,957 381,257
Sandisk Corp.
(a)
...................... 5,726 3,299,607
Seagate Technology Holdings plc .......... 24,740 10,086,251
230,205,221
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.9%
Deckers Outdoor Corp.
(a)
................ 48,277 $ 5,761,377
On Holding AG , Class A
(a)
............... 22,429 1,014,912
Ralph Lauren Corp. , Class A ............. 29,047 10,265,501
Tapestry, Inc. ........................ 86,665 10,998,655
28,040,445
Tobacco — 1.3%
Altria Group, Inc. ..................... 383,921 23,799,263
Philip Morris International, Inc. ............ 89,705 16,096,665
39,895,928
Trading Companies & Distributors — 0.2%
Core & Main, Inc. , Class A
(a)
.............. 142,265 7,591,260
Water Utilities — 0.0%
American Water Works Co., Inc. ........... 11,196 1,445,739
Total Long-Term Investments — 99 .8%
(Cost: $ 2,280,366,583 ) ............................ 3,148,605,236
Short-Term Securities
Money Market Funds — 1.2%
(b)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e)
................... 31,937,966 31,953,935
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64% .................... 4,390,402 4,390,402
Total Short-Term Securities — 1 .2%
(Cost: $ 36,341,068 ) ............................... 36,344,337
Total Investments — 101 .0%
(Cost: $ 2,316,707,651 ) ............................ 3,184,949,573
Liabilities in Excess of Other Assets — (1.0) % ............. (30,200,843)
Net Assets — 100.0% ...............................
$ 3,154,748,730
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 35,943,564 $ — $ (3,990,535)
(a)
$ 772 $ 134 $ 31,953,935 31,937,966 $ 36,632
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,904,187 1,486,215
(a)
— — — 4,390,402 4,390,402 66,567 —
BlackRock, Inc. .......... 6,516,611 877,823 (283,881) (11,834) 88,233 7,186,952 6,423 63,729 —
$ (11,062) $ 88,367 $ 43,531,289 $ 166,928 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Equity Factor ETF
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 15 03/20/26 $ 5,224 $ 9,431
S&P Midcap 400 E-Mini Index ................................................. 2 03/20/26 690 4,936
$ 14,367
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 14,367 $ — $ — $ — $ 14,367
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 509,875 $ — $ — $ — $ 509,875
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (85,004) $ — $ — $ — $ (85,004)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 4,494,592

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,148,605,236 $ — $ — $ 3,148,605,236
Short-Term Securities
Money Market Funds ...................................... 36,344,337 — — 36,344,337
$ 3,184,949,573 $ — $ — $ 3,184,949,573
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 14,367 $ — $ — $ 14,367
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.5%
AeroVironment, Inc.
(a)
.................. 16,130 $ 4,490,431
Archer Aviation, Inc. , Class A
(a) (b)
........... 175,486 1,261,744
ATI, Inc.
(a)
.......................... 74,209 8,927,343
BWX Technologies, Inc. ................ 36,831 7,566,192
Carpenter Technology Corp. ............. 29,319 9,318,458
Curtiss-Wright Corp. ................... 20,315 13,340,657
Hexcel Corp. ........................ 5,009 414,795
Intuitive Machines, Inc. , Class A
(a) (b)
......... 42,503 807,132
Karman Holdings, Inc.
(a) (b)
............... 82,588 8,572,635
Kratos Defense & Security Solutions, Inc.
(a)
... 14,039 1,446,157
Loar Holdings, Inc.
(a) (b)
.................. 40,368 2,768,438
Moog, Inc. , Class A ................... 3,855 1,177,124
Rocket Lab Corp.
(a)
................... 224,185 17,950,493
Woodward, Inc. ...................... 12,924 4,107,764
82,149,363
Automobile Components — 0.7%
Autoliv, Inc. ......................... 44,526 5,398,332
BorgWarner, Inc. ..................... 114,778 5,441,625
Dana, Inc. .......................... 70,980 2,051,322
Mobileye Global, Inc. , Class A
(a) (b)
.......... 165,932 1,490,069
Phinia, Inc. ......................... 67,110 4,776,219
QuantumScape Corp. , Class A
(a) (b)
......... 70,418 623,199
Standard Motor Products, Inc. ............ 26,822 1,071,003
Visteon Corp. ....................... 25,053 2,276,316
23,128,085
Automobiles — 0.2%
Harley-Davidson, Inc. .................. 162,242 3,212,392
Thor Industries, Inc. ................... 20,005 2,237,959
5,450,351
Banks — 5.4%
1st Source Corp. ..................... 73,080 4,920,476
Associated Banc-Corp. ................. 109,627 2,988,432
Axos Financial, Inc.
(a)
.................. 89,709 8,880,294
BancFirst Corp. ...................... 34,109 3,750,285
Bancorp, Inc. (The)
(a)
.................. 79,304 4,713,830
Bank of Hawaii Corp. .................. 28,914 2,162,189
Bank of NT Butterfield & Son Ltd. (The) ...... 58,078 3,008,440
Bank OZK ......................... 50,571 2,405,157
BankUnited, Inc. ..................... 164,363 7,802,312
Capitol Federal Financial, Inc. ............ 98,588 717,721
City Holding Co. ..................... 5,618 691,520
Commerce Bancshares, Inc. ............. 112,127 5,902,365
Community Trust Bancorp, Inc. ........... 30,257 1,866,857
Cullen/Frost Bankers, Inc. ............... 55,882 7,701,657
Customers Bancorp, Inc.
(a)
............... 52,992 4,187,428
CVB Financial Corp. ................... 65,627 1,293,508
Eagle Bancorp, Inc. ................... 62,203 1,664,552
East West Bancorp, Inc. ................ 116,208 13,298,844
First Bancorp ....................... 295,561 6,537,809
First Citizens BancShares, Inc. , Class A ...... 4,529 9,373,083
First Financial Bankshares, Inc. ........... 34,000 1,081,880
First Hawaiian, Inc. ................... 89,679 2,380,977
First Horizon Corp. .................... 106,262 2,602,356
Flagstar Bank NA ..................... 97,159 1,284,442
Fulton Financial Corp. .................. 113,282 2,339,273
Hancock Whitney Corp. ................ 39,814 2,739,203
Hilltop Holdings, Inc. ................... 105,902 3,966,030
International Bancshares Corp. ........... 10,874 757,265
Metropolitan Bank Holding Corp. .......... 50,082 4,637,593
OFG Bancorp ....................... 157,656 6,353,537
Pathward Financial, Inc. ................ 64,677 5,839,686
Security
Shares
Shares Value
Banks (continued)
Pinnacle Financial Partners, Inc. ........... 24,369 $ 2,317,248
Popular, Inc. ........................ 108,810 14,529,399
Preferred Bank ...................... 18,322 1,571,478
ServisFirst Bancshares, Inc. ............. 43,830 3,587,485
Southstate Bank Corp. ................. 4,417 451,992
Texas Capital Bancshares, Inc.
(a)
.......... 11,552 1,168,716
TFS Financial Corp. ................... 349,789 4,923,280
Trustmark Corp. ..................... 59,750 2,540,570
UMB Financial Corp. .................. 33,798 4,297,078
WaFd, Inc. ......................... 89,402 2,916,293
Webster Financial Corp. ................ 26,678 1,754,612
Western Alliance Bancorp ............... 10,391 926,358
Wintrust Financial Corp. ................ 5,028 741,580
Zions Bancorp NA .................... 126,025 7,550,158
177,125,248
Beverages — 0.7%
Celsius Holdings, Inc.
(a)
................. 12,764 669,855
Coca-Cola Consolidated, Inc. ............. 56,324 8,564,627
Molson Coors Beverage Co. , Class B ....... 51,431 2,470,745
Vita Coco Co., Inc. (The)
(a)
............... 183,702 9,800,502
21,505,729
Biotechnology — 6.7%
(a)
ACADIA Pharmaceuticals, Inc. ............ 187,104 4,701,924
ADMA Biologics, Inc. .................. 71,524 1,237,365
Akebia Therapeutics, Inc.
(b)
.............. 519,684 732,754
Alkermes plc ........................ 298,148 10,104,236
Amicus Therapeutics, Inc. ............... 100,619 1,437,845
Anavex Life Sciences Corp.
(b)
............. 260,500 1,224,350
Apellis Pharmaceuticals, Inc. ............. 16,626 375,415
Apogee Therapeutics, Inc.
(b)
.............. 9,136 598,499
Arcellx, Inc. ......................... 97,537 6,662,752
Arcturus Therapeutics Holdings, Inc.
(b)
....... 42,029 313,957
Arcus Biosciences, Inc. ................. 85,843 1,806,137
Arrowhead Pharmaceuticals, Inc. .......... 27,380 1,898,255
ARS Pharmaceuticals, Inc.
(b)
............. 167,913 1,677,451
Avidity Biosciences, Inc. ................ 12,715 922,728
Beam Therapeutics, Inc. ................ 17,470 482,521
BioCryst Pharmaceuticals, Inc. ............ 645,858 4,249,746
Bridgebio Pharma, Inc. ................. 94,608 7,310,360
CareDx, Inc. ........................ 52,104 1,070,737
Catalyst Pharmaceuticals, Inc. ............ 278,780 6,774,354
Celcuity, Inc.
(b)
....................... 32,688 3,576,721
CRISPR Therapeutics AG
(b)
.............. 48,907 2,443,394
Cullinan Therapeutics, Inc. .............. 98,581 1,179,029
Cytokinetics, Inc. ..................... 60,663 3,833,295
Day One Biopharmaceuticals, Inc. ......... 82,732 923,289
Denali Therapeutics, Inc. ................ 217,647 4,731,646
Dynavax Technologies Corp. ............. 215,370 3,335,004
Dyne Therapeutics, Inc.
(b)
............... 29,368 525,393
Erasca, Inc. ........................ 206,845 2,173,941
Exact Sciences Corp. .................. 111,475 11,408,351
Exelixis, Inc. ........................ 211,849 8,762,075
Halozyme Therapeutics, Inc.
(b)
............ 137,780 9,880,204
Immunovant, Inc.
(b)
.................... 13,656 355,056
Insmed, Inc. ........................ 95,007 14,903,748
Ionis Pharmaceuticals, Inc. .............. 113,881 9,414,542
Janux Therapeutics, Inc. ................ 44,862 615,058
Kura Oncology, Inc.
(b)
.................. 30,042 243,941
Madrigal Pharmaceuticals, Inc. ............ 12,311 6,023,895
MiMedx Group, Inc. ................... 176,497 901,900
Moderna, Inc. ....................... 224,264 9,883,314
Natera, Inc. ......................... 81,637 18,869,576
Nurix Therapeutics, Inc.
(b)
............... 121,308 2,004,008

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Nuvalent, Inc. , Class A ................. 63,406 $ 6,523,843
PTC Therapeutics, Inc. ................. 54,320 4,102,790
Revolution Medicines, Inc. ............... 21,062 2,041,961
Rhythm Pharmaceuticals, Inc. ............ 41,995 4,305,327
Sana Biotechnology, Inc.
(b)
............... 358,332 1,587,411
Soleno Therapeutics, Inc. ............... 21,091 813,269
Spyre Therapeutics, Inc.
(b)
............... 32,119 1,027,166
TG Therapeutics, Inc.
(b)
................. 83,812 2,466,587
Travere Therapeutics, Inc. ............... 9,362 291,065
Twist Bioscience Corp.
(b)
................ 68,508 2,813,624
United Therapeutics Corp. ............... 30,448 14,295,032
Vanda Pharmaceuticals, Inc. ............. 90,501 682,378
Vera Therapeutics, Inc. , Class A ........... 53,680 2,322,197
Veracyte, Inc. ....................... 120,391 4,584,489
Viking Therapeutics, Inc.
(b)
............... 33,823 982,220
Xencor, Inc. ........................ 129,495 1,565,595
219,973,720
Broadline Retail — 0.8%
Dillard's, Inc. , Class A
(b)
................. 10,183 6,186,783
Etsy, Inc.
(a)
......................... 131,147 6,945,545
Global-e Online Ltd.
(a)
.................. 64,856 2,370,487
Kohl's Corp. ........................ 226,870 3,963,419
Macy's, Inc. ........................ 325,744 6,521,395
QVC Group, Inc.
(a) (b)
................... 29,774 320,071
26,307,700
Building Products — 1.8%
A O Smith Corp. ..................... 12,024 883,644
Advanced Drainage Systems, Inc. ......... 24,534 3,730,149
Allegion plc ......................... 34,040 5,629,876
Apogee Enterprises, Inc. ................ 61,601 2,287,245
Carlisle Cos., Inc. .................... 27,720 9,449,471
CSW Industrials, Inc.
(b)
................. 5,143 1,388,507
Griffon Corp. ........................ 91,604 7,461,146
JELD-WEN Holding, Inc.
(a)
............... 181,666 494,131
Masterbrand, Inc.
(a)
................... 29,595 358,691
Modine Manufacturing Co.
(a)
............. 40,829 7,539,483
Owens Corning ...................... 32,870 3,939,141
Quanex Building Products Corp. ........... 28,583 535,074
Resideo Technologies, Inc.
(a)
............. 25,634 878,221
Simpson Manufacturing Co., Inc. .......... 24,201 4,278,253
Trex Co., Inc.
(a)
...................... 102,848 4,259,964
UFP Industries, Inc. ................... 53,776 5,553,985
58,666,981
Capital Markets — 3.8%
Acadian Asset Management, Inc. .......... 14,510 804,144
Affiliated Managers Group, Inc. ........... 37,983 11,892,097
Cohen & Steers, Inc. .................. 10,190 654,809
Donnelley Financial Solutions, Inc.
(a)
........ 55,438 2,868,917
Evercore, Inc. , Class A ................. 46,229 16,331,319
Federated Hermes, Inc. , Class B, NVS ...... 78,829 4,200,009
Houlihan Lokey, Inc. , Class A ............. 29,257 4,924,538
Interactive Brokers Group, Inc. , Class A ...... 334,183 25,023,623
Invesco Ltd. ........................ 167,769 4,578,416
Janus Henderson Group plc ............. 205,689 9,899,812
Jefferies Financial Group, Inc. ............ 138,417 8,468,352
Lazard, Inc. ........................ 47,959 2,576,357
Piper Sandler Cos. .................... 25,840 8,949,684
StepStone Group, Inc. , Class A ........... 18,768 1,326,710
Stifel Financial Corp. .................. 46,467 5,729,381
StoneX Group, Inc.
(a)
.................. 24,589 2,760,361
Virtu Financial, Inc. , Class A .............. 55,600 2,307,956
Webull Corp.
(a) (b)
..................... 133,852 940,980
WisdomTree, Inc. ..................... 68,643 1,112,017
Security
Shares
Shares Value
Capital Markets (continued)
XP, Inc. , Class A ..................... 542,765 $ 10,589,345
125,938,827
Chemicals — 2.1%
Albemarle Corp. ..................... 30,117 5,138,864
Ashland, Inc. ........................ 85,263 5,214,685
Avient Corp. ........................ 110,737 4,003,142
Axalta Coating Systems Ltd.
(a)
............ 114,157 3,833,392
Balchem Corp. ...................... 7,828 1,332,091
Cabot Corp. ........................ 35,086 2,532,858
DuPont de Nemours, Inc. ............... 252,428 11,086,638
Element Solutions, Inc. ................. 167,764 4,881,932
FMC Corp. ......................... 90,922 1,436,568
Hawkins, Inc.
(b)
...................... 11,509 1,499,047
Huntsman Corp. ..................... 161,413 1,746,489
Ingevity Corp.
(a)
...................... 21,280 1,400,011
Mativ Holdings, Inc. ................... 174,019 2,096,929
Mosaic Co. (The) ..................... 110,193 3,030,307
Olin Corp. .......................... 69,910 1,454,827
Perimeter Solutions, Inc.
(a)
............... 237,286 6,205,029
RPM International, Inc. ................. 49,808 5,327,464
Scotts Miracle-Gro Co. (The) ............. 72,533 4,658,069
Sensient Technologies Corp. ............. 5,628 531,959
67,410,301
Commercial Services & Supplies — 0.9%
ACCO Brands Corp. ................... 671,301 2,624,787
Brady Corp. , Class A, NVS .............. 53,418 4,619,054
Cimpress plc
(a) (b)
..................... 41,922 3,315,611
CoreCivic, Inc.
(a)
..................... 162,818 3,017,017
Deluxe Corp. ........................ 106,920 2,822,688
HNI Corp. .......................... 17,615 841,821
Interface, Inc. ....................... 125,844 3,960,311
MSA Safety, Inc. ..................... 3,379 598,590
Tetra Tech, Inc. ...................... 216,917 8,169,094
29,968,973
Communications Equipment — 1.2%
(a)
Ciena Corp. ........................ 52,652 13,258,300
Extreme Networks, Inc. ................. 313,414 4,569,576
Lumentum Holdings, Inc. ................ 30,000 11,755,200
NETGEAR, Inc. ...................... 93,410 1,953,203
NetScout Systems, Inc. ................. 156,575 4,354,351
Viasat, Inc. ......................... 23,526 1,062,669
Vistance Networks, Inc. ................. 60,086 1,081,548
38,034,847
Construction & Engineering — 3.4%
AECOM ........................... 55,250 5,327,757
API Group Corp.
(a)
.................... 101,048 4,200,565
Argan, Inc.
(b)
........................ 31,316 10,870,097
Comfort Systems USA, Inc. .............. 23,674 27,038,075
Dycom Industries, Inc.
(a)
................ 3,663 1,334,761
EMCOR Group, Inc. ................... 50,989 36,749,302
Everus Construction Group, Inc.
(a)
.......... 26,681 2,361,002
Fluor Corp.
(a)
........................ 8,507 392,938
Limbach Holdings, Inc.
(a) (b)
............... 20,347 1,749,435
Primoris Services Corp. ................ 8,331 1,235,071
Sterling Infrastructure, Inc.
(a)
............. 45,559 16,306,022
Valmont Industries, Inc. ................. 9,818 4,374,508
111,939,533
Consumer Finance — 1.1%
Bread Financial Holdings, Inc. ............ 4,315 313,010
Credit Acceptance Corp.
(a) (b)
.............. 5,643 2,811,568
Green Dot Corp. , Class A
(a)
.............. 74,126 902,855
LendingClub Corp.
(a)
................... 35,415 598,867

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
LendingTree, Inc.
(a)
.................... 33,636 $ 1,905,816
Navient Corp. ....................... 387,651 3,802,856
OneMain Holdings, Inc. ................. 56,905 3,729,554
PROG Holdings, Inc. .................. 110,134 3,572,747
SLM Corp. ......................... 202,811 5,506,319
SoFi Technologies, Inc.
(a)
................ 630,842 14,389,506
37,533,098
Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc. , Class A ............ 238,615 3,972,940
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 24,759 2,288,722
Casey's General Stores, Inc. ............. 13,160 7,981,540
Ingles Markets, Inc. , Class A ............. 74,955 5,611,131
Sprouts Farmers Market, Inc.
(a)
............ 105,486 7,480,012
United Natural Foods, Inc.
(a)
.............. 75,638 2,816,003
US Foods Holding Corp.
(a)
............... 83,308 6,966,215
37,116,563
Containers & Packaging — 0.3%
Graphic Packaging Holding Co. ........... 284,067 4,161,582
Greif, Inc. , Class A, NVS ................ 5,654 399,285
O-I Glass, Inc.
(a)
...................... 79,403 1,213,278
Sealed Air Corp. ..................... 23,269 974,506
Sonoco Products Co. .................. 57,954 2,781,792
9,530,443
Diversified Consumer Services — 1.0%
ADT, Inc. .......................... 95,470 763,760
Adtalem Global Education, Inc.
(a)
.......... 35,510 3,677,061
Coursera, Inc.
(a)
...................... 304,320 1,844,179
Duolingo, Inc. , Class A
(a)
................ 36,376 4,876,567
Frontdoor, Inc.
(a)
...................... 23,040 1,361,894
H&R Block, Inc. ...................... 195,854 7,726,440
Perdoceo Education Corp. ............... 224,303 7,184,425
Service Corp. International .............. 20,490 1,648,011
Stride, Inc.
(a) (b)
....................... 50,315 4,256,649
Udemy, Inc.
(a)
....................... 115,882 557,392
33,896,378
Diversified REITs — 0.0%
Alexander & Baldwin, Inc. ............... 70,915 1,470,777
Diversified Telecommunication Services — 1.2%
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 96,131 10,690,729
Bandwidth, Inc. , Class A
(a)
............... 146,690 2,049,259
Cogent Communications Holdings, Inc. ...... 25,391 617,001
Globalstar, Inc.
(a) (b)
.................... 28,410 1,750,624
IDT Corp. , Class B .................... 16,384 796,754
IHS Holding Ltd.
(a)
.................... 177,767 1,420,359
Iridium Communications, Inc. ............. 17,159 341,807
Liberty Global Ltd. , Class A
(a) (b)
............ 248,643 2,757,451
Liberty Global Ltd. , Class C, NVS
(a)
......... 737,968 8,176,685
Liberty Latin America Ltd. , Class A
(a)
........ 355,957 2,747,988
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
... 47,479 369,387
Lumen Technologies, Inc.
(a)
.............. 946,686 8,349,771
Uniti Group, Inc. ..................... 85,057 707,674
40,775,489
Electric Utilities — 0.8%
IDACORP, Inc. ...................... 107,260 14,243,055
OGE Energy Corp. .................... 90,002 3,931,287
Oklo, Inc. , Class A
(a) (b)
.................. 52,848 4,207,758
Otter Tail Corp. ...................... 24,750 2,206,710
Portland General Electric Co. ............. 45,698 2,296,325
26,885,135
Security
Shares
Shares Value
Electrical Equipment — 2.5%
Acuity, Inc. ......................... 35,761 $ 11,058,732
American Superconductor Corp.
(a)
......... 110,449 3,304,634
Array Technologies, Inc.
(a) (b)
.............. 282,845 3,203,220
Atkore, Inc. ......................... 15,068 1,046,472
Bloom Energy Corp. , Class A
(a)
............ 74,439 11,267,831
EnerSys ........................... 12,539 2,259,402
Fluence Energy, Inc. , Class A
(a) (b)
.......... 48,632 1,496,407
Generac Holdings, Inc.
(a)
................ 18,743 3,149,574
Nextpower, Inc. , Class A
(a)
............... 31,543 3,693,370
NuScale Power Corp. , Class A
(a) (b)
.......... 182,710 3,193,771
nVent Electric plc ..................... 201,510 22,621,512
Powell Industries, Inc. .................. 32,327 14,339,934
Regal Rexnord Corp. .................. 6,102 985,473
81,620,332
Electronic Equipment, Instruments & Components — 3.3%
Advanced Energy Industries, Inc. .......... 4,152 1,060,255
Arlo Technologies, Inc.
(a)
................ 192,189 2,438,878
Arrow Electronics, Inc.
(a)
................ 32,963 4,367,268
Badger Meter, Inc. .................... 24,296 3,561,308
Belden, Inc. ........................ 21,691 2,548,909
Coherent Corp.
(a)
..................... 54,923 11,653,562
Crane NXT Co. ...................... 47,666 2,408,086
Fabrinet
(a) (b)
......................... 13,390 6,553,602
Flex Ltd.
(a)
.......................... 254,755 16,059,755
Insight Enterprises, Inc.
(a)
............... 8,720 732,654
Itron, Inc.
(a)
......................... 42,288 4,189,895
Jabil, Inc. .......................... 88,408 20,969,494
Knowles Corp.
(a)
..................... 133,691 3,240,670
Littelfuse, Inc. ....................... 6,501 2,104,764
Mirion Technologies, Inc. , Class A
(a)
........ 199,520 4,956,077
Napco Security Technologies, Inc. ......... 52,540 1,938,201
Novanta, Inc.
(a) (b)
..................... 21,164 2,847,405
OSI Systems, Inc.
(a) (b)
.................. 12,564 3,142,759
Ralliant Corp. ....................... 66,984 3,548,142
Sanmina Corp.
(a) (b)
.................... 19,385 2,746,467
TTM Technologies, Inc.
(a)
................ 42,960 4,218,672
Vontier Corp. ........................ 41,227 1,546,012
106,832,835
Energy Equipment & Services — 1.0%
Archrock, Inc. ....................... 155,235 4,593,404
Helmerich & Payne, Inc. ................ 86,978 2,946,814
NOV, Inc. .......................... 233,162 4,278,523
Oceaneering International, Inc.
(a)
.......... 73,512 2,212,711
Oil States International, Inc.
(a)
............. 64,842 549,212
Patterson-UTI Energy, Inc. .............. 474,836 3,575,515
Transocean Ltd.
(a)
.................... 258,237 1,283,438
Weatherford International plc ............. 128,175 12,058,704
31,498,321
Entertainment — 0.1%
Roku, Inc. , Class A
(a)
.................. 47,092 4,483,158
Financial Services — 1.9%
Affirm Holdings, Inc. , Class A
(a)
............ 121,040 7,298,712
Banco Latinoamericano de Comercio Exterior
SA , Class E ...................... 171,550 8,315,028
Chime Financial, Inc. , Class A
(a) (b)
.......... 315,649 8,023,798
Euronet Worldwide, Inc.
(a)
............... 25,961 1,881,134
EVERTEC, Inc. ...................... 21,944 658,539
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 3,252 550,564
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 39,435 1,356,958
Jackson Financial, Inc. , Class A ........... 9,946 1,182,778

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
MGIC Investment Corp. ................ 116,144 $ 3,126,596
PennyMac Financial Services, Inc. ......... 11,666 1,165,667
Radian Group, Inc. .................... 54,313 1,786,898
Rocket Cos., Inc. , Class A ............... 475,608 8,527,651
Sezzle, Inc.
(a) (b)
...................... 39,448 2,494,692
StoneCo Ltd. , Class A
(a)
................ 169,056 2,728,564
Toast, Inc. , Class A
(a)
.................. 200,082 6,224,551
Voya Financial, Inc. ................... 62,719 4,808,039
WEX, Inc.
(a)
......................... 16,032 2,467,325
62,597,494
Food Products — 1.0%
Adecoagro SA
(b)
...................... 211,253 1,871,702
B&G Foods, Inc. ..................... 293,068 1,280,707
Cal-Maine Foods, Inc. .................. 26,784 2,237,268
Campbell's Co. (The) .................. 12,087 338,194
Conagra Brands, Inc. .................. 264,555 4,896,913
Flowers Foods, Inc. ................... 87,321 998,079
Hain Celestial Group, Inc. (The)
(a)
.......... 861,564 1,042,492
Ingredion, Inc. ....................... 11,097 1,310,556
John B Sanfilippo & Son, Inc. ............. 64,352 5,206,077
Marzetti Co. (The) .................... 1,955 335,419
Pilgrim's Pride Corp. ................... 73,192 3,174,337
Post Holdings, Inc.
(a)
................... 45,999 4,706,158
Tootsie Roll Industries, Inc. .............. 10,371 392,853
TreeHouse Foods, Inc.
(a)
................ 30,722 756,990
Utz Brands, Inc. , Class A ................ 80,833 851,980
Vital Farms, Inc.
(a) (b)
................... 64,131 1,824,527
31,224,252
Gas Utilities — 0.9%
MDU Resources Group, Inc. ............. 65,604 1,345,538
National Fuel Gas Co. ................. 65,522 5,487,468
New Jersey Resources Corp. ............. 90,781 4,491,844
Northwest Natural Holding Co. ............ 7,753 360,980
ONE Gas, Inc. ....................... 53,807 4,280,885
Southwest Gas Holdings, Inc. ............ 4,898 405,652
Spire, Inc. .......................... 54,521 4,606,479
UGI Corp. .......................... 236,611 9,490,467
30,469,313
Ground Transportation — 0.7%
Avis Budget Group, Inc.
(a) (b)
.............. 19,978 2,297,270
Lyft, Inc. , Class A
(a) (b)
................... 325,582 5,492,568
Ryder System, Inc. .................... 49,716 9,509,677
XPO, Inc.
(a)
......................... 42,370 6,275,421
23,574,936
Health Care Equipment & Supplies — 1.7%
AtriCure, Inc.
(a)
...................... 28,713 1,060,371
Butterfly Network, Inc. , Class A
(a) (b)
......... 328,995 1,302,820
Cerus Corp.
(a)
....................... 842,608 1,963,277
CONMED Corp. ...................... 28,613 1,098,453
DENTSPLY SIRONA, Inc. ............... 459,063 5,724,516
Embecta Corp. ...................... 36,147 383,520
Enovis Corp.
(a)
....................... 11,663 257,053
Envista Holdings Corp.
(a)
................ 103,281 2,424,005
Glaukos Corp.
(a)
...................... 21,279 2,540,287
Haemonetics Corp.
(a)
.................. 24,547 1,636,303
Inspire Medical Systems, Inc.
(a)
........... 13,230 1,002,569
Integer Holdings Corp.
(a)
................ 9,870 857,308
IRhythm Holdings, Inc.
(a)
................ 16,748 2,587,734
Lantheus Holdings, Inc.
(a)
............... 55,240 3,696,661
LeMaitre Vascular, Inc. ................. 6,871 583,829
LivaNova plc
(a)
....................... 115,006 7,557,044
Masimo Corp.
(a)
...................... 25,076 3,443,687
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Merit Medical Systems, Inc.
(a)
............. 41,593 $ 3,372,776
OraSure Technologies, Inc.
(a)
............. 169,886 473,982
Orthofix Medical, Inc.
(a)
................. 44,749 592,029
Penumbra, Inc.
(a)
..................... 8,826 3,161,208
Sight Sciences, Inc.
(a) (b)
................. 61,430 385,780
Solventum Corp.
(a)
.................... 103,459 7,963,239
Teleflex, Inc. ........................ 27,921 2,914,115
56,982,566
Health Care Providers & Services — 1.9%
Accendra Health, Inc.
(a)
................. 118,750 262,438
Alignment Healthcare, Inc.
(a)
............. 76,070 1,713,857
AMN Healthcare Services, Inc.
(a)
........... 41,407 881,969
BrightSpring Health Services, Inc.
(a)
........ 85,390 3,353,265
Brookdale Senior Living, Inc.
(a)
............ 381,547 5,723,205
Chemed Corp. ....................... 6,923 2,957,090
Encompass Health Corp. ............... 34,387 3,250,603
Ensign Group, Inc. (The) ................ 29,522 5,067,747
GeneDx Holdings Corp. , Class A
(a) (b)
........ 5,405 520,285
Guardant Health, Inc.
(a)
................. 105,880 12,074,555
HealthEquity, Inc.
(a)
.................... 3,991 341,909
Henry Schein, Inc.
(a)
................... 6,925 522,699
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 130,688 3,540,338
Joint Corp. (The)
(a) (b)
................... 35,680 348,951
Nano-X Imaging Ltd.
(a) (b)
................ 97,371 265,823
National Research Corp. ................ 55,500 1,128,870
NeoGenomics, Inc.
(a) (b)
................. 34,419 415,093
Option Care Health, Inc.
(a)
............... 75,218 2,557,412
PACS Group, Inc.
(a)
................... 26,531 895,687
Pediatrix Medical Group, Inc.
(a)
............ 74,093 1,584,108
Tenet Healthcare Corp.
(a)
................ 71,869 13,603,364
61,009,268
Health Care REITs — 0.2%
Medical Properties Trust, Inc. ............. 544,130 2,731,533
National Health Investors, Inc. ............ 17,564 1,442,356
Omega Healthcare Investors, Inc. .......... 71,414 3,133,646
Sila Realty Trust, Inc. .................. 14,577 354,950
7,662,485
Health Care Technology — 0.3%
Definitive Healthcare Corp. , Class A
(a)
....... 399,004 925,689
Doximity, Inc. , Class A
(a)
................ 87,506 3,278,850
HealthStream, Inc. .................... 50,675 1,129,546
Teladoc Health, Inc.
(a)
.................. 506,363 2,759,678
Waystar Holding Corp.
(a)
................ 122,975 3,266,216
11,359,979
Hotel & Resort REITs — 0.2%
Park Hotels & Resorts, Inc. .............. 249,659 2,728,773
Pebblebrook Hotel Trust
(b)
............... 29,355 335,234
RLJ Lodging Trust .................... 71,827 533,675
Ryman Hospitality Properties, Inc. ......... 3,481 329,651
Service Properties Trust ................ 566,168 1,126,674
Sunstone Hotel Investors, Inc. ............ 47,010 412,278
Xenia Hotels & Resorts, Inc. ............. 62,278 918,600
6,384,885
Hotels, Restaurants & Leisure — 1.7%
Bloomin' Brands, Inc. .................. 224,657 1,347,942
Boyd Gaming Corp. ................... 5,745 485,682
Brightstar Lottery plc .................. 212,584 3,078,216
Brinker International, Inc.
(a) (b)
............. 18,306 2,887,222
Cava Group, Inc.
(a) (b)
................... 42,910 2,601,204
Cheesecake Factory, Inc. (The) ........... 14,159 820,656
Dine Brands Global, Inc. ................ 46,049 1,583,625
Jack in the Box, Inc. ................... 65,140 1,365,986

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Life Time Group Holdings, Inc.
(a)
........... 34,802 $ 1,015,174
MakeMyTrip Ltd.
(a) (b)
................... 51,258 3,197,474
Marriott Vacations Worldwide Corp. ......... 22,650 1,230,122
Papa John's International, Inc. ............ 31,238 1,098,640
Planet Fitness, Inc. , Class A
(a)
............ 26,477 2,410,466
Six Flags Entertainment Corp.
(a) (b)
.......... 30,400 547,504
Super Group SGHC Ltd. ................ 270,147 2,558,292
Texas Roadhouse, Inc. ................. 8,784 1,579,890
Travel + Leisure Co. ................... 91,951 6,394,273
United Parks & Resorts, Inc.
(a)
............ 90,538 3,408,756
Vail Resorts, Inc. ..................... 19,620 2,610,833
Wendy's Co. (The) .................... 207,787 1,618,661
Wingstop, Inc.
(b)
...................... 27,399 7,272,517
Wyndham Hotels & Resorts, Inc. .......... 39,011 2,839,611
Wynn Resorts Ltd. .................... 50,329 5,407,851
57,360,597
Household Durables — 1.5%
Cavco Industries, Inc.
(a)
................. 595 292,752
Helen of Troy Ltd.
(a)
................... 15,406 255,123
Installed Building Products, Inc. ........... 11,003 3,170,405
KB Home .......................... 29,342 1,688,339
Lovesac Co. (The)
(a) (b)
.................. 23,470 312,620
Newell Brands, Inc. ................... 462,684 1,966,407
SharkNinja, Inc.
(a)
..................... 82,096 9,703,747
Somnigroup International, Inc. ............ 112,585 9,890,592
Sonos, Inc.
(a)
........................ 106,499 1,528,261
Taylor Morrison Home Corp.
(a)
............ 40,846 2,489,564
Toll Brothers, Inc. ..................... 43,874 6,339,354
TopBuild Corp.
(a)
..................... 16,006 7,491,608
TRI Pointe Homes, Inc.
(a)
................ 85,105 2,838,252
Whirlpool Corp. ...................... 13,287 1,062,827
49,029,851
Household Products — 0.1%
Central Garden & Pet Co. , Class A, NVS
(a)
.... 53,176 1,630,908
Energizer Holdings, Inc. ................ 16,604 362,465
Spectrum Brands Holdings, Inc. ........... 32,881 2,094,849
4,088,222
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The) ..................... 588,040 8,614,786
Clearway Energy, Inc. , Class A ............ 106,000 3,579,620
Talen Energy Corp.
(a)
.................. 21,320 7,427,035
19,621,441
Industrial REITs — 0.6%
EastGroup Properties, Inc. .............. 16,253 2,952,195
First Industrial Realty Trust, Inc. ........... 183,891 10,671,194
Industrial Logistics Properties Trust ......... 171,845 915,934
LXP Industrial Trust ................... 45,465 2,252,791
STAG Industrial, Inc. .................. 32,024 1,201,220
17,993,334
Insurance — 3.1%
Accelerant Holdings , Class A
(a) (b)
........... 46,731 638,345
Assurant, Inc. ....................... 24,589 5,855,379
Assured Guaranty Ltd. ................. 83,802 7,110,600
Axis Capital Holdings Ltd. ............... 3,074 317,175
CNO Financial Group, Inc. ............... 127,945 5,380,087
First American Financial Corp. ............ 61,533 3,887,655
Genworth Financial, Inc. , Class A
(a)
......... 190,959 1,592,598
Hamilton Insurance Group Ltd. , Class B
(a)
.... 196,067 5,440,859
HCI Group, Inc. ...................... 39,379 6,248,266
Kinsale Capital Group, Inc.
(b)
............. 4,868 1,927,144
Lemonade, Inc.
(a)
..................... 61,087 5,298,075
Mercury General Corp. ................. 30,945 2,710,472
Security
Shares
Shares Value
Insurance (continued)
Octave Specialty Group, Inc.
(a)
............ 174,069 $ 986,971
Old Republic International Corp. ........... 339,115 13,283,135
Oscar Health, Inc. , Class A
(a)
............. 242,272 3,476,603
Palomar Holdings, Inc.
(a)
................ 6,990 863,894
Primerica, Inc. ....................... 28,844 7,587,126
RenaissanceRe Holdings Ltd. ............ 25,068 7,061,656
Root, Inc. , Class A
(a) (b)
.................. 33,968 2,110,432
Slide Insurance Holdings, Inc.
(a)
........... 353,952 6,098,593
Universal Insurance Holdings, Inc. ......... 46,288 1,409,470
Unum Group ........................ 80,011 6,078,436
White Mountains Insurance Group Ltd.
(b)
..... 2,526 5,165,493
100,528,464
Interactive Media & Services — 0.8%
Angi, Inc. , Class A
(a) (b)
.................. 75,624 981,599
Bumble, Inc. , Class A
(a) (b)
................ 406,524 1,361,855
Cargurus, Inc. , Class A
(a)
................ 74,182 2,403,497
Cars.com, Inc.
(a)
...................... 110,010 1,249,714
IAC, Inc.
(a)
.......................... 23,878 882,292
Match Group, Inc. .................... 98,136 3,056,936
Reddit, Inc. , Class A
(a)
.................. 76,191 13,734,952
Shutterstock, Inc. ..................... 106,623 2,116,467
Yelp, Inc.
(a)
......................... 39,422 1,079,374
26,866,686
IT Services — 0.3%
(a)
ASGN, Inc. ......................... 6,911 359,994
BigBear.ai Holdings, Inc.
(b)
............... 225,678 1,137,417
DXC Technology Co. .................. 32,435 468,037
Kyndryl Holdings, Inc. .................. 70,950 1,631,850
Rackspace Technology, Inc. .............. 268,367 164,133
Wix.com Ltd. ........................ 79,329 6,888,931
10,650,362
Leisure Products — 0.9%
Acushnet Holdings Corp. ................ 43,205 4,188,293
Brunswick Corp. ..................... 25,575 2,051,627
Hasbro, Inc. ........................ 152,869 13,652,730
Latham Group, Inc.
(a)
.................. 56,521 355,517
Mattel, Inc.
(a)
........................ 190,323 3,975,847
Peloton Interactive, Inc. , Class A
(a)
......... 201,063 1,123,942
YETI Holdings, Inc.
(a)
.................. 63,384 2,897,283
28,245,239
Life Sciences Tools & Services — 1.0%
Adaptive Biotechnologies Corp.
(a)
.......... 117,525 2,174,212
Azenta, Inc.
(a)
....................... 10,669 414,811
Bio-Techne Corp. ..................... 41,195 2,640,188
Bruker Corp. ........................ 24,234 1,073,324
Charles River Laboratories International, Inc.
(a)
. 14,348 3,019,967
Fortrea Holdings, Inc.
(a)
................. 68,115 1,145,013
Medpace Holdings, Inc.
(a)
............... 27,251 15,873,162
Mesa Laboratories, Inc. ................ 8,368 659,064
Repligen Corp.
(a)
..................... 14,345 2,142,713
Tempus AI, Inc.
(a) (b)
.................... 68,744 4,112,266
33,254,720
Machinery — 4.3%
AGCO Corp. ........................ 63,557 7,207,999
Allison Transmission Holdings, Inc. ......... 93,458 10,158,885
Crane Co. .......................... 62,690 11,449,702
Donaldson Co., Inc. ................... 73,328 7,475,056
Enerpac Tool Group Corp. , Class A ......... 59,202 2,389,393
Esab Corp. ......................... 43,059 5,214,445
Federal Signal Corp. .................. 35,817 3,871,459
Flowserve Corp. ..................... 28,993 2,265,803
Gates Industrial Corp. plc
(a)
.............. 58,106 1,337,600

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Graco, Inc. ......................... 5,734 $ 500,750
ITT, Inc. ........................... 63,221 11,525,188
Kadant, Inc. ........................ 5,393 1,731,369
Lincoln Electric Holdings, Inc. ............ 7,984 2,118,554
Middleby Corp. (The)
(a)
................. 18,930 2,785,928
Mueller Industries, Inc. ................. 176,440 24,020,542
Mueller Water Products, Inc. , Class A ....... 205,305 5,557,606
Nordson Corp. ....................... 16,958 4,655,480
REV Group, Inc. ..................... 108,553 6,936,537
SPX Technologies, Inc.
(a)
................ 56,143 11,700,763
Tennant Co. ........................ 20,106 1,529,865
Terex Corp. ......................... 108,344 6,175,608
Trinity Industries, Inc. .................. 47,123 1,354,315
Watts Water Technologies, Inc. , Class A ...... 18,116 5,422,300
Worthington Enterprises, Inc. ............. 92,887 5,161,731
142,546,878
Marine Transportation — 0.2%
Matson, Inc. ........................ 32,996 5,289,259
ZIM Integrated Shipping Services Ltd.
(b)
...... 106,063 2,336,568
7,625,827
Media — 1.0%
Advantage Solutions, Inc. , Class A
(a) (b)
....... 358,780 387,482
AMC Networks, Inc. , Class A
(a)
............ 309,113 2,383,261
EchoStar Corp. , Class A
(a) (b)
.............. 70,566 7,989,482
John Wiley & Sons, Inc. , Class A .......... 153,381 4,790,089
Magnite, Inc.
(a)
....................... 37,461 542,061
New York Times Co. (The) , Class A ......... 68,642 5,032,145
Nexstar Media Group, Inc. ............... 14,009 2,975,231
Paramount Skydance Corp. , Class B, NVS .... 298,618 3,347,508
Sinclair, Inc. , Class A .................. 23,041 334,325
Sirius XM Holdings, Inc. ................ 166,439 3,387,034
TEGNA, Inc. ........................ 116,306 2,228,423
33,397,041
Metals & Mining — 2.0%
Alcoa Corp. ......................... 100,201 5,692,419
Algoma Steel Group, Inc. ............... 74,935 313,228
Alpha Metallurgical Resources, Inc.
(a)
....... 17,687 3,710,733
Coeur Mining, Inc.
(a)
................... 167,695 3,427,686
Commercial Metals Co. ................. 72,009 5,535,332
Hecla Mining Co. ..................... 309,931 6,979,646
Kaiser Aluminum Corp. ................. 5,560 681,767
Lithium Americas Corp.
(a) (b)
.............. 62,658 305,144
Materion Corp. ...................... 3,020 417,606
MP Materials Corp. , Class A
(a) (b)
........... 5,592 328,642
Nexa Resources SA ................... 141,724 1,787,140
Reliance, Inc. ....................... 48,791 16,076,634
Royal Gold, Inc. ...................... 57,203 15,062,122
Ryerson Holding Corp. ................. 37,879 1,068,945
Warrior Met Coal, Inc. .................. 13,413 1,197,781
Worthington Steel, Inc. ................. 68,540 2,757,364
65,342,189
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp. ................ 520,724 5,936,254
BrightSpire Capital, Inc. , Class A .......... 156,788 937,592
Franklin BSP Realty Trust, Inc. ............ 31,096 319,045
Granite Point Mortgage Trust, Inc. ......... 299,646 638,246
Invesco Mortgage Capital, Inc. ............ 63,058 541,668
Ladder Capital Corp. , Class A ............ 236,544 2,594,888
MFA Financial, Inc. .................... 416,873 4,018,656
Rithm Capital Corp. ................... 74,240 812,186
Starwood Property Trust, Inc. ............. 92,153 1,652,303
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Two Harbors Investment Corp. ............ 62,341 $ 715,051
18,165,889
Multi-Utilities — 0.0%
Black Hills Corp. ..................... 5,645 411,972
Office REITs — 1.2%
Brandywine Realty Trust ................ 954,591 2,701,493
COPT Defense Properties ............... 32,105 989,155
Cousins Properties, Inc. ................ 83,370 2,104,259
Douglas Emmett, Inc. .................. 115,526 1,219,955
Highwoods Properties, Inc. .............. 174,012 4,498,210
Hudson Pacific Properties, Inc.
(a)
.......... 58,504 504,304
JBG SMITH Properties ................. 247,837 4,173,575
Kilroy Realty Corp. .................... 96,224 3,317,803
Piedmont Realty Trust, Inc. , Class A ........ 97,807 823,535
SL Green Realty Corp. ................. 197,204 8,830,795
Vornado Realty Trust .................. 298,351 9,511,430
38,674,514
Oil, Gas & Consumable Fuels — 2.8%
Antero Midstream Corp. ................ 566,560 10,662,659
Antero Resources Corp.
(a)
............... 214,949 7,817,695
APA Corp. ......................... 297,167 7,848,180
California Resources Corp. .............. 51,481 2,754,234
Chord Energy Corp. ................... 6,498 651,360
CNX Resources Corp.
(a)
................ 146,099 5,668,641
Core Natural Resources, Inc. ............. 8,171 779,350
CVR Energy, Inc.
(a)
.................... 86,931 1,976,811
Delek US Holdings, Inc. ................ 103,772 3,062,312
Dorian LPG Ltd. ...................... 43,930 1,297,253
DT Midstream, Inc. .................... 61,709 7,776,568
Expand Energy Corp. .................. 116,113 13,052,262
Gulfport Energy Corp.
(a)
................ 7,304 1,491,258
HF Sinclair Corp. ..................... 14,408 749,072
Kosmos Energy Ltd.
(a) (b)
................. 312,845 494,295
Murphy Oil Corp. ..................... 177,308 5,335,198
Nordic American Tankers Ltd. ............ 114,928 478,100
Ovintiv, Inc. ......................... 170,411 7,407,766
PBF Energy, Inc. , Class A ............... 21,926 733,644
Peabody Energy Corp. ................. 72,712 2,563,825
Permian Resources Corp. , Class A ......... 40,631 655,378
Range Resources Corp. ................ 178,675 6,762,849
SFL Corp. Ltd. ....................... 178,442 1,580,996
SM Energy Co. ...................... 70,008 1,363,056
Teekay Tankers Ltd. , Class A ............. 7,588 489,578
93,452,340
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ................. 69,353 5,807,620
Mercer International, Inc. ................ 329,034 667,939
Sylvamo Corp. ...................... 7,070 346,006
6,821,565
Passenger Airlines — 0.2%
Copa Holdings SA , Class A, NVS .......... 9,038 1,232,783
Joby Aviation, Inc. , Class A
(a) (b)
............ 138,061 1,459,305
SkyWest, Inc.
(a)
...................... 35,585 3,434,664
6,126,752
Personal Care Products — 0.4%
BellRing Brands, Inc.
(a)
................. 24,352 605,634
Coty, Inc. , Class A
(a)
................... 227,970 722,665
elf Beauty, Inc.
(a)
..................... 36,157 3,072,983
Herbalife Ltd.
(a)
...................... 172,026 2,965,728
Medifast, Inc.
(a) (b)
..................... 104,481 1,195,263
Nu Skin Enterprises, Inc. , Class A .......... 179,417 1,903,614

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products (continued)
Olaplex Holdings, Inc.
(a)
................ 595,610 $ 941,064
USANA Health Sciences, Inc.
(a)
........... 19,158 415,729
11,822,680
Pharmaceuticals — 1.5%
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 303,539 4,152,413
Amphastar Pharmaceuticals, Inc.
(a)
......... 39,144 1,036,925
Amylyx Pharmaceuticals, Inc.
(a)
........... 75,211 1,074,765
Axsome Therapeutics, Inc.
(a)
............. 70,410 12,973,042
Corcept Therapeutics, Inc.
(a)
............. 69,100 2,755,017
Elanco Animal Health, Inc.
(a)
.............. 211,311 5,088,369
Harrow, Inc.
(a) (b)
...................... 28,636 1,172,358
Innoviva, Inc.
(a)
...................... 148,264 2,965,280
Ligand Pharmaceuticals, Inc.
(a) (b)
........... 23,681 4,549,120
Liquidia Corp.
(a)
...................... 99,584 4,221,366
Nuvation Bio, Inc. , Class A
(a)
............. 41,361 216,732
Perrigo Co. plc ...................... 165,056 2,345,446
Prestige Consumer Healthcare, Inc.
(a)
....... 32,768 2,112,553
Supernus Pharmaceuticals, Inc.
(a)
.......... 23,390 1,126,462
Tarsus Pharmaceuticals, Inc.
(a)
............ 55,823 3,602,816
Tilray Brands, Inc.
(a) (b)
.................. 73,795 550,511
49,943,175
Professional Services — 2.0%
Alight, Inc. , Class A ................... 2,131,332 3,260,938
Amentum Holdings, Inc.
(a)
............... 61,512 2,200,899
CACI International, Inc. , Class A
(a)
......... 4,569 2,835,430
Clarivate plc
(a) (b)
...................... 156,394 414,444
Concentrix Corp. ..................... 8,336 311,350
Conduent, Inc.
(a)
..................... 474,092 658,988
CRA International, Inc. ................. 27,315 5,160,896
ExlService Holdings, Inc.
(a)
.............. 111,222 4,354,341
Exponent, Inc. ....................... 4,408 316,803
Fiverr International Ltd.
(a)
................ 84,614 1,417,285
FTI Consulting, Inc.
(a)
.................. 5,778 1,009,243
Huron Consulting Group, Inc.
(a)
............ 69,408 11,729,952
ICF International, Inc. .................. 20,894 1,948,366
Innodata, Inc.
(a) (b)
..................... 45,258 2,509,104
Insperity, Inc. ........................ 45,247 1,933,404
KBR, Inc. .......................... 44,550 1,907,186
Kforce, Inc. ......................... 26,928 951,366
Korn Ferry ......................... 7,311 507,895
Legalzoom.com, Inc.
(a) (b)
................ 347,617 3,090,315
ManpowerGroup, Inc. .................. 18,393 668,218
Maximus, Inc. ....................... 22,039 2,081,363
Paylocity Holding Corp.
(a)
............... 21,346 2,881,283
Planet Labs PBC , Class A
(a) (b)
............. 269,117 6,719,851
Robert Half, Inc. ..................... 70,199 2,429,587
UL Solutions, Inc. , Class A ............... 13,185 925,983
Upwork, Inc.
(a) (b)
...................... 141,129 2,826,814
65,051,304
Real Estate Management & Development — 0.3%
Compass, Inc. , Class A
(a)
................ 239,211 2,994,922
Cushman & Wakefield Ltd.
(a)
............. 6,946 114,192
eXp World Holdings, Inc. ................ 91,170 824,177
Kennedy-Wilson Holdings, Inc. ............ 168,628 1,660,986
Opendoor Technologies, Inc. , Class A
(a)
...... 303,322 1,562,108
St. Joe Co. (The) ..................... 39,789 2,633,634
9,790,019
Residential REITs — 0.2%
American Homes 4 Rent , Class A .......... 201,053 6,296,980
Retail REITs — 1.3%
Alexander's, Inc. ..................... 14,090 3,450,641
Brixmor Property Group, Inc. ............. 398,314 10,670,832
Security
Shares
Shares Value
Retail REITs (continued)
Federal Realty Investment Trust ........... 15,487 $ 1,566,665
Kimco Realty Corp. ................... 192,577 4,059,523
Kite Realty Group Trust ................. 196,108 4,606,577
Macerich Co. (The) ................... 408,253 7,728,229
NNN REIT, Inc. ...................... 72,526 3,022,159
Saul Centers, Inc. .................... 39,627 1,257,365
Tanger, Inc. ......................... 207,967 6,804,680
43,166,671
Semiconductors & Semiconductor Equipment — 3.2%
Astera Labs, Inc.
(a)
.................... 83,821 12,625,119
Axcelis Technologies, Inc.
(a) (b)
............. 46,616 4,105,471
Cirrus Logic, Inc.
(a)
.................... 58,005 7,560,372
Credo Technology Group Holding Ltd.
(a)
...... 79,210 9,923,429
Enphase Energy, Inc.
(a)
................. 54,837 2,027,872
Entegris, Inc. ........................ 66,209 7,817,297
Impinj, Inc.
(a)
........................ 26,648 3,680,089
Kulicke & Soffa Industries, Inc. ............ 69,434 3,980,651
Lattice Semiconductor Corp.
(a) (b)
........... 51,141 4,117,873
MACOM Technology Solutions Holdings, Inc.
(a)
. 18,373 4,024,789
MKS, Inc. .......................... 21,610 5,087,210
Onto Innovation, Inc.
(a)
................. 27,370 5,530,108
Penguin Solutions, Inc.
(a)
................ 46,166 886,849
Qorvo, Inc.
(a)
........................ 59,941 4,681,991
Rambus, Inc.
(a)
...................... 125,191 14,250,492
Rigetti Computing, Inc.
(a) (b)
............... 114,574 2,081,810
Semtech Corp.
(a)
..................... 66,070 5,269,082
Silicon Laboratories, Inc.
(a)
............... 9,177 1,307,264
Synaptics, Inc.
(a)
..................... 33,461 2,760,867
Veeco Instruments, Inc.
(a)
............... 110,264 3,443,545
105,162,180
Software — 5.6%
A10 Networks, Inc. .................... 63,432 1,106,254
ACI Worldwide, Inc.
(a)
.................. 20,214 876,479
Adeia, Inc. ......................... 160,517 2,903,753
Amplitude, Inc. , Class A
(a)
............... 211,747 1,941,720
Appfolio, Inc. , Class A
(a)
................ 8,426 1,599,929
Appian Corp. , Class A
(a)
................ 20,956 584,672
Asana, Inc. , Class A
(a) (b)
................. 94,667 970,337
Aurora Innovation, Inc. , Class A
(a) (b)
......... 315,570 1,325,394
Bentley Systems, Inc. , Class B ............ 69,108 2,427,073
Blackbaud, Inc.
(a)
..................... 61,084 3,280,211
BlackLine, Inc.
(a)
..................... 75,655 3,515,688
Box, Inc. , Class A
(a) (b)
.................. 73,846 1,871,996
Braze, Inc. , Class A
(a)
.................. 71,779 1,494,439
Cellebrite DI Ltd.
(a) (b)
................... 191,890 2,822,702
Cerence, Inc.
(a)
...................... 116,565 1,320,681
Clear Secure, Inc. , Class A .............. 253,174 8,258,536
Cognyte Software Ltd.
(a) (b)
............... 305,996 2,763,144
Commvault Systems, Inc.
(a)
.............. 36,797 3,153,503
Core Scientific, Inc.
(a) (b)
................. 106,110 1,908,919
CyberArk Software Ltd.
(a)
................ 16,099 6,935,932
D-Wave Quantum, Inc.
(a) (b)
............... 150,118 3,185,504
Elastic NV
(a)
........................ 89,273 5,885,769
Five9, Inc.
(a)
........................ 18,584 328,193
Gitlab, Inc. , Class A
(a) (b)
................. 187,849 6,570,958
Guidewire Software, Inc.
(a)
............... 24,334 3,425,254
Intapp, Inc.
(a)
........................ 112,961 3,835,026
InterDigital, Inc. ...................... 18,564 6,060,032
JFrog Ltd.
(a) (b)
....................... 115,289 6,317,837
Klaviyo, Inc. , Class A
(a)
................. 76,837 1,706,550
Life360, Inc.
(a) (b)
...................... 52,805 3,025,198
Manhattan Associates, Inc.
(a)
............. 47,330 7,147,303
Monday.com Ltd.
(a) (b)
................... 58,868 6,755,103

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Nutanix, Inc. , Class A
(a)
................. 229,312 $ 9,018,841
OneSpan, Inc. ....................... 203,416 2,396,240
PagerDuty, Inc.
(a)
..................... 124,992 1,324,915
Pegasystems, Inc. .................... 67,031 2,928,584
Porch Group, Inc.
(a) (b)
.................. 63,274 499,232
Procore Technologies, Inc.
(a)
............. 180,825 10,214,804
Progress Software Corp.
(a)
............... 80,137 3,279,206
Q2 Holdings, Inc.
(a)
.................... 20,967 1,284,229
Qualys, Inc.
(a)
....................... 27,489 3,625,799
RADCOM Ltd.
(a)
...................... 78,772 987,801
RingCentral, Inc. , Class A
(a)
.............. 155,116 4,014,402
Rubrik, Inc. , Class A
(a)
.................. 93,467 5,229,479
Samsara, Inc. , Class A
(a)
................ 246,624 6,917,803
SentinelOne, Inc. , Class A
(a)
.............. 74,028 1,034,911
ServiceTitan, Inc. , Class A
(a) (b)
............ 56,787 4,448,694
SimilarWeb Ltd.
(a) (b)
.................... 95,441 497,248
SoundHound AI, Inc. , Class A
(a) (b)
.......... 190,424 1,610,987
Sprout Social, Inc. , Class A
(a)
............. 65,834 595,798
Tenable Holdings, Inc.
(a)
................ 11,995 264,610
UiPath, Inc. , Class A
(a) (b)
................ 212,960 2,681,166
Unity Software, Inc.
(a)
.................. 162,785 4,737,044
Varonis Systems, Inc.
(a)
................. 61,239 1,827,372
Workiva, Inc. , Class A
(a)
................. 95,414 7,348,786
Yext, Inc.
(a)
......................... 235,239 1,684,311
183,756,351
Specialized REITs — 0.8%
CubeSmart ......................... 71,140 2,669,884
EPR Properties ...................... 47,950 2,600,808
Gaming & Leisure Properties, Inc. ......... 114,696 5,132,646
Lamar Advertising Co. , Class A ........... 76,302 9,790,310
Millrose Properties, Inc. , Class A ........... 68,325 2,036,085
Outfront Media, Inc. ................... 62,194 1,512,558
Rayonier, Inc. ....................... 62,830 1,428,754
25,171,045
Specialty Retail — 3.1%
Abercrombie & Fitch Co. , Class A
(a)
......... 73,837 7,208,706
Academy Sports & Outdoors, Inc. .......... 8,382 461,094
American Eagle Outfitters, Inc. ............ 162,706 3,792,677
Asbury Automotive Group, Inc.
(a) (b)
.......... 3,087 723,932
AutoNation, Inc.
(a)
..................... 7,595 1,556,823
Bath & Body Works, Inc. ................ 197,751 4,310,972
Buckle, Inc. (The) .................... 29,568 1,398,566
Caleres, Inc. ........................ 79,277 968,765
Chewy, Inc. , Class A
(a)
................. 38,645 1,124,956
Designer Brands, Inc. , Class A ............ 132,470 839,860
Dick's Sporting Goods, Inc. .............. 57,860 11,687,720
GameStop Corp. , Class A
(a) (b)
............. 193,111 4,611,491
Gap, Inc. (The) ...................... 435,765 12,192,705
Genesco, Inc.
(a)
...................... 81,179 2,348,509
Group 1 Automotive, Inc. ................ 10,521 3,727,169
RealReal, Inc. (The)
(a)
.................. 189,233 2,776,048
Signet Jewelers Ltd. ................... 81,620 7,531,077
Sleep Number Corp.
(a) (b)
................ 53,414 621,739
Stitch Fix, Inc. , Class A
(a)
................ 105,259 505,243
Upbound Group, Inc. .................. 87,793 1,659,288
Urban Outfitters, Inc.
(a)
................. 19,919 1,411,261
Wayfair, Inc. , Class A
(a) (b)
................ 91,708 9,490,861
Williams-Sonoma, Inc. ................. 93,487 19,132,115
100,081,577
Technology Hardware, Storage & Peripherals — 2.2%
IonQ, Inc.
(a) (b)
........................ 128,645 5,143,227
Pure Storage, Inc. , Class A
(a)
............. 180,455 12,548,841
Quantum Computing, Inc.
(a) (b)
............. 233,520 2,164,730
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Sandisk Corp.
(a)
...................... 84,515 $ 48,701,769
Xerox Holdings Corp. .................. 1,135,008 2,485,667
71,044,234
Textiles, Apparel & Luxury Goods — 1.9%
Capri Holdings Ltd.
(a)
.................. 24,449 551,814
Crocs, Inc.
(a)
......................... 47,401 3,977,892
Deckers Outdoor Corp.
(a)
................ 108,212 12,914,020
Kontoor Brands, Inc. ................... 7,259 433,580
On Holding AG , Class A
(a)
............... 85,924 3,888,061
Oxford Industries, Inc. ................. 23,013 848,029
PVH Corp. ......................... 49,565 3,090,873
Ralph Lauren Corp. , Class A ............. 30,910 10,923,903
Tapestry, Inc. ........................ 155,720 19,762,425
Under Armour, Inc. , Class C, NVS
(a) (b)
....... 329,097 1,997,619
VF Corp. .......................... 133,406 2,613,424
61,001,640
Tobacco — 0.1%
Turning Point Brands, Inc. ............... 20,899 2,531,914
Universal Corp. ...................... 36,944 2,090,661
4,622,575
Trading Companies & Distributors — 1.9%
Applied Industrial Technologies, Inc. ........ 14,056 3,660,323
Boise Cascade Co. ................... 16,184 1,307,829
Core & Main, Inc. , Class A
(a)
.............. 263,131 14,040,670
DNOW, Inc.
(a)
....................... 113,492 1,723,944
DXP Enterprises, Inc.
(a)
................. 4,546 591,207
FTAI Aviation Ltd. ..................... 48,081 13,093,418
GATX Corp. ........................ 29,611 5,386,537
MSC Industrial Direct Co., Inc. , Class A ...... 5,736 483,774
NPK International, Inc.
(a)
................ 69,913 965,499
QXO, Inc.
(a) (b)
........................ 124,605 2,763,739
Rush Enterprises, Inc. , Class A ........... 29,524 1,895,146
SiteOne Landscape Supply, Inc.
(a)
.......... 7,769 1,115,162
Watsco, Inc. ........................ 18,134 7,007,884
WESCO International, Inc. ............... 23,949 6,931,559
Xometry, Inc. , Class A
(a)
................ 24,362 1,391,801
62,358,492
Water Utilities — 0.1%
American States Water Co. .............. 43,180 3,150,413
Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc. ........... 9,083 409,916
Total Common Stocks — 99 .1%
(Cost: $ 2,830,991,033 ) ............................ 3,253,540,500
Rights
Biotechnology — 0.0%
Akero Therapeutics, Inc., CVR
(a) (b) (c)
........ 21,375 13,894
Total Rights — 0.0%
(Cost: $ 13,894 ) ................................. 13,894
Total Long-Term Investments — 99.1%
(Cost: $ 2,831,004,927 ) ............................ 3,253,554,394

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.4%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(f)
................... 178,648,385 $ 178,737,709
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64% .................... 29,895,699 29,895,699
Total Short-Term Securities — 6 .4%
(Cost: $ 208,598,233 ) .............................. 208,633,408
Total Investments — 105 .5%
(Cost: $ 3,039,603,160 ) ............................ 3,462,187,802
Liabilities in Excess of Other Assets — (5.5) % ............. (179,650,299)
Net Assets — 100.0% ...............................
$ 3,282,537,503
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 145,862,055 $ 32,868,207
(a)
$ — $ (5,213) $ 12,660 $ 178,737,709 178,648,385 $ 648,749
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 11,038,907 18,856,792
(a)
— — — 29,895,699 29,895,699 340,120 —
$ (5,213) $ 12,660 $ 208,633,408 $ 988,869 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index ................................................ 125 03/20/26 $ 1,640 $ (19,758)
S&P Midcap 400 E-Mini Index ................................................. 3 03/20/26 1,034 (5,896)
$ (25,654)

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF

Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Axis Capital Holdings Ltd. ...... Goldman Sachs Bank USA USD 145,393 08/18/26 0.40% 1D FEDL01 Monthly $ 4,115
Axos Financial, Inc. .......... BNP Paribas SA 9,945 08/13/27 0.20% 1D OBFR01 Monthly 548
Bancorp, Inc. (The) .......... BNP Paribas SA 6,617 08/13/27 0.20% 1D OBFR01 Monthly (1,029)
Bank of Hawaii Corp. ......... HSBC Bank plc 377,918 02/09/28 0.40% 1D OBFR01 Monthly 8,022
BankUnited, Inc. ............ Goldman Sachs Bank USA 768,741 08/18/26 0.40% 1D FEDL01 Monthly (819)
Bread Financial Holdings, Inc. ... Goldman Sachs Bank USA 334,356 08/18/26 0.40% 1D FEDL01 Monthly 7,815
Bread Financial Holdings, Inc. ... HSBC Bank plc 410,978 02/09/28 0.40% 1D OBFR01 Monthly (36,381)
Bread Financial Holdings, Inc. ... JPMorgan Chase Bank NA 15,194 02/09/26 0.40% 1D OBFR01 Monthly (1,629)
Douglas Emmett, Inc. ......... Goldman Sachs Bank USA 347,926 08/19/26 0.40% 1D FEDL01 Monthly (11,971)
Douglas Emmett, Inc. ......... JPMorgan Chase Bank NA 375,926 02/09/26 0.40% 1D OBFR01 Monthly (12,799)
First Bancorp .............. HSBC Bank plc 7,330 02/09/28 0.40% 1D OBFR01 Monthly 390
Fulton Financial Corp. ......... HSBC Bank plc 2,619 02/09/28 0.40% 1D OBFR01 Monthly 148
Genworth Financial, Inc. ....... BNP Paribas SA 394,358 08/13/27 0.20% 1D OBFR01 Monthly 1,133
Jackson Financial, Inc. ........ Goldman Sachs Bank USA 1,907,320 08/18/26 0.40% 1D FEDL01 Monthly 61,758
Jackson Financial, Inc. ........ HSBC Bank plc 3,973,328 02/09/28 0.40% 1D OBFR01 Monthly 51,163
Jackson Financial, Inc. ........ JPMorgan Chase Bank NA 5,475,569 02/09/26 0.40% 1D OBFR01 Monthly 76,568
OFG Bancorp .............. Goldman Sachs Bank USA 553,665 08/18/26 0.40% 1D FEDL01 Monthly 5,255
Pathward Financial, Inc. ....... BNP Paribas SA 457,118 08/13/27 0.20% 1D OBFR01 Monthly 2,188
Perdoceo Education Corp. ...... BNP Paribas SA 933,967 08/13/27 0.20% 1D OBFR01 Monthly 3,840
Pitney Bowes, Inc. ........... Goldman Sachs Bank USA 104,386 08/18/26 0.40% 1D FEDL01 Monthly (1,525)
Pitney Bowes, Inc. ........... HSBC Bank plc 225,609 02/09/28 0.40% 1D OBFR01 Monthly 315
Pitney Bowes, Inc. ........... JPMorgan Chase Bank NA 1,503,094 02/09/26 0.40% 1D OBFR01 Monthly (5,743)
Preferred Bank ............. Goldman Sachs Bank USA 2,561,491 08/19/26 0.40% 1D FEDL01 Monthly (289,443)
Preferred Bank ............. HSBC Bank plc 2,596,651 02/09/28 0.40% 1D OBFR01 Monthly (273,227)
Sealed Air Corp. ............ BNP Paribas SA 92,958 08/13/27 0.20% 1D OBFR01 Monthly 267
WaFd, Inc. ................ BNP Paribas SA 528,462 08/13/27 0.20% 1D OBFR01 Monthly (8,042)
Western Union Co. (The) ...... JPMorgan Chase Bank NA 2,506,516 02/09/26 0.40% 1D OBFR01 Monthly (82,769)
Total long positions of equity swaps (501,852)
Net dividends and financing fees 4,471
Total equity swap contracts including dividends and financing fees $ (497,381)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 227,996 $ (725,377)

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ $ — $ — $ 227,996 $ — $ — $ — $ 227,996
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 25,654 — — — 25,654
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 725,377 — — — 725,377
$ — $ — $ 751,031 $ — $ — $ — $ 751,031
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 342,457 $ — $ — $ — $ 342,457
Swaps .............................. — — 2,511,221 — — — 2,511,221
$ — $ — $ 2,853,678 $ — $ — $ — $ 2,853,678
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (8,281) $ — $ — $ — $ (8,281)
Swaps .............................. — — (416,911) — — — (416,911)
$ — $ — $ (425,192) $ — $ — $ — $ (425,192)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,453,626
Equity Swaps:
Average notional value - long ........................................................................................... $ 19,881,132
Average notional value - short .......................................................................................... $ —
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 81,326
Swaps — OTC
(a)
..................................................................................... 223,525 725,377
Total d erivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 223,525 $ 806,703
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
— (81,326)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 223,525 $ 725,377
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Received
Cash Collateral
Received
Net Amount of
Derivative Assets
BNP Paribas SA ................................ $ 7,976 $ (7,976) $ — $ — $ —
Goldman Sachs Bank USA ......................... 78,943 (78,943) — — —
HSBC Bank plc ................................. 60,038 (60,038) — — —
JPMorgan Chase Bank NA ......................... 76,568 (76,568) — — —
$ 223,525 $ (223,525) $ — $ — $ —
Counterparty
Derivative Liabilities
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Pledged
Cash Collateral
Pledged
(b)
Net Amount of
Derivative Liabilities
(c)
BNP Paribas SA ................................ $ 9,071 $ (7,976) $ — $ — $ 1,095
Goldman Sachs Bank USA ......................... 303,758 (78,943) — — 224,815
HSBC Bank plc ................................. 309,608 (60,038) — (249,570) —
JPMorgan Chase Bank NA ......................... 102,940 (76,568) — (26,372) —
$ 725,377 $ (223,525) $ — (275,942) $ 225,910
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,253,540,500 $ — $ — $ 3,253,540,500
Rights ................................................ — — 13,894 13,894
Short-Term Securities
Money Market Funds ...................................... 208,633,408 — — 208,633,408
$ 3,462,173,908 $ — $ 13,894 $ 3,462,187,802
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 227,996 $ — $ 227,996
Liabilities
Equity contracts ........................................... (25,654) (725,377) — (751,031)
$ (25,654) $ (497,381) $ — $ (523,035)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
U.S. Tech Breakthrough Multisector ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 6.5%
Arcellx, Inc.
(a)
....................... 4,280 $ 292,367
Arcus Biosciences, Inc.
(a)
................ 7,414 155,991
Caris Life Sciences, Inc.
(a)
............... 11,571 267,984
Corvus Pharmaceuticals, Inc.
(a) (b)
.......... 5,669 117,348
CytomX Therapeutics, Inc.
(a)
............. 12,655 72,007
Exelixis, Inc.
(a)
....................... 25,801 1,067,129
Ideaya Biosciences, Inc.
(a) (b)
.............. 8,293 266,952
ImmunityBio, Inc.
(a) (b)
................... 32,739 204,619
Incyte Corp.
(a)
....................... 19,283 1,929,650
Intellia Therapeutics, Inc.
(a) (b)
............. 10,878 143,046
Iovance Biotherapeutics, Inc.
(a) (b)
........... 32,959 84,045
Janux Therapeutics, Inc.
(a)
............... 5,325 73,006
Kura Oncology, Inc.
(a)
.................. 8,351 67,810
Moderna, Inc.
(a) (b)
..................... 35,573 1,567,702
Novavax, Inc.
(a) (b)
..................... 14,679 129,836
Regeneron Pharmaceuticals, Inc. .......... 10,046 7,448,607
Revolution Medicines, Inc.
(a)
.............. 16,415 1,591,434
Rigel Pharmaceuticals, Inc.
(a)
............. 1,749 60,970
Twist Bioscience Corp.
(a)
................ 5,768 236,892
Verastem, Inc.
(a)
...................... 6,453 39,363
Vertex Pharmaceuticals, Inc.
(a)
............ 25,125 11,806,237
Vir Biotechnology, Inc.
(a)
................ 9,299 69,185
Xencor, Inc.
(a)
....................... 6,639 80,265
27,772,445
Broadline Retail — 6.1%
Amazon.com, Inc.
(a)
................... 77,451 18,534,024
Coupang, Inc. , Class A
(a)
................ 58,352 1,176,376
eBay, Inc. .......................... 19,673 1,794,571
Etsy, Inc.
(a)
......................... 4,239 224,498
MercadoLibre, Inc.
(a)
................... 2,045 4,392,231
26,121,700
Capital Markets — 0.4%
Coinbase Global, Inc. , Class A
(a)
........... 5,705 1,110,992
Donnelley Financial Solutions, Inc.
(a)
........ 677 35,035
MarketAxess Holdings, Inc. .............. 840 142,153
Tradeweb Markets, Inc. , Class A ........... 3,036 312,920
Virtu Financial, Inc. , Class A .............. 2,074 86,092
1,687,192
Communications Equipment — 0.1%
Calix, Inc.
(a)
......................... 6,287 280,840
Consumer Finance — 0.3%
Atlanticus Holdings Corp.
(a)
.............. 243 12,546
Enova International, Inc.
(a)
............... 603 99,598
Green Dot Corp. , Class A
(a)
.............. 1,260 15,347
LendingTree, Inc.
(a)
.................... 483 27,367
Nelnet, Inc. , Class A ................... 421 55,530
OneMain Holdings, Inc. ................. 3,019 197,865
SoFi Technologies, Inc.
(a)
................ 30,973 706,494
Upstart Holdings, Inc.
(a) (b)
................ 2,184 85,722
World Acceptance Corp.
(a)
............... 113 13,701
1,214,170
Diversified Telecommunication Services — 0.0%
IDT Corp. , Class B .................... 572 27,816
Electrical Equipment — 0.6%
Allient, Inc. ......................... 735 44,842
AMETEK, Inc. ....................... 11,770 2,636,245
2,681,087
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 0.1%
Cognex Corp. ....................... 8,555 $ 331,421
Energy Equipment & Services — 0.7%
Baker Hughes Co. , Class A .............. 50,606 2,835,960
Entertainment — 3.5%
Netflix, Inc.
(a)
........................ 177,348 14,806,784
Financial Services — 7.5%
Affirm Holdings, Inc. , Class A
(a)
............ 7,192 433,678
Block, Inc. , Class A
(a)
.................. 13,792 833,451
Cantaloupe, Inc.
(a)
.................... 1,974 21,201
Chime Financial, Inc. , Class A
(a) (b)
.......... 4,797 121,940
Corpay, Inc.
(a)
....................... 1,757 552,805
Euronet Worldwide, Inc.
(a)
............... 1,010 73,185
Fidelity National Information Services, Inc. .... 13,427 741,842
Fiserv, Inc.
(a)
........................ 13,839 881,960
Flywire Corp.
(a)
...................... 2,919 36,779
Global Payments, Inc. ................. 6,057 434,529
Jack Henry & Associates, Inc. ............ 1,859 333,151
Marqeta, Inc. , Class A
(a)
................ 9,510 39,276
Mastercard, Inc. , Class A ................ 21,230 11,438,512
Paymentus Holdings, Inc. , Class A
(a)
........ 1,305 34,883
Payoneer Global, Inc.
(a)
................. 6,434 41,113
PayPal Holdings, Inc. .................. 24,218 1,276,046
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 1,694 100,014
Toast, Inc. , Class A
(a)
.................. 12,222 380,226
Visa, Inc. , Class A .................... 43,627 14,040,477
WEX, Inc.
(a)
......................... 876 134,816
31,949,884
Health Care Equipment & Supplies — 2.1%
Intuitive Surgical, Inc.
(a)
................. 18,090 9,121,340
Hotels, Restaurants & Leisure — 0.0%
Navan, Inc. , Class A
(a) (b)
................. 2,247 25,795
Interactive Media & Services — 9.4%
Alphabet, Inc. , Class A ................. 55,335 18,703,230
fuboTV, Inc.
(a)
....................... 17,133 38,206
Meta Platforms, Inc. , Class A ............. 26,398 18,914,167
Pinterest, Inc. , Class A
(a)
................ 30,423 673,261
Reddit, Inc. , Class A
(a)
.................. 6,836 1,232,326
Rumble, Inc. , Class A
(a) (b)
................ 5,583 31,767
Snap, Inc. , Class A, NVS
(a)
.............. 57,074 395,523
Trump Media & Technology Group Corp.
(a) (b)
... 8,224 105,103
40,093,583
IT Services — 5.2%
Akamai Technologies, Inc.
(a)
.............. 14,761 1,434,031
CoreWeave, Inc. , Class A
(a) (b)
............. 13,966 1,301,492
DigitalOcean Holdings, Inc.
(a) (b)
............ 2,915 161,054
Fastly, Inc. , Class A
(a)
.................. 5,946 55,000
GoDaddy, Inc. , Class A
(a)
................ 6,905 694,091
International Business Machines Corp. ...... 40,754 12,499,252
MongoDB, Inc. , Class A
(a)
............... 3,428 1,272,919
Okta, Inc. , Class A
(a)
................... 17,659 1,491,832
Snowflake, Inc. , Class A
(a)
............... 14,263 2,748,480
Twilio, Inc. , Class A
(a)
.................. 6,330 762,512
22,420,663
Leisure Products — 0.0%
Peloton Interactive, Inc. , Class A
(a) (b)
........ 20,018 111,901
Life Sciences Tools & Services — 0.0%
(a)
OmniAb, Inc., 12.50 Earnout Shares
(c)
....... 934 —
OmniAb, Inc., 15.00 Earnout Shares
(c)
....... 934 —
Pacific Biosciences of California, Inc. ....... 26,806 60,581

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Tech Breakthrough Multisector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Personalis, Inc.
(b)
..................... 5,253 $ 49,221
109,802
Machinery — 0.0%
(a)
Proto Labs, Inc. ...................... 1,195 62,917
Richtech Robotics, Inc. , Class B
(b)
.......... 7,881 28,214
Symbotic, Inc. , Class A ................. 2,460 133,750
224,881
Media — 0.2%
Paramount Skydance Corp. , Class B, NVS .... 43,693 489,799
Sirius XM Holdings, Inc. ................ 16,881 343,528
833,327
Pharmaceuticals — 4.6%
Merck & Co., Inc. ..................... 178,272 19,658,054
Nuvation Bio, Inc. , Class A
(a)
............. 23,676 124,062
19,782,116
Professional Services — 0.9%
Booz Allen Hamilton Holding Corp. ......... 12,582 1,112,501
Broadridge Financial Solutions, Inc. ........ 3,020 595,272
CACI International, Inc. , Class A
(a)
......... 2,286 1,418,646
Science Applications International Corp. ..... 4,769 485,293
SS&C Technologies Holdings, Inc. ......... 5,446 445,973
4,057,685
Semiconductors & Semiconductor Equipment — 18.0%
Advanced Micro Devices, Inc.
(a)
........... 81,559 19,307,462
Analog Devices, Inc. ................... 25,065 7,792,207
CEVA, Inc.
(a)
........................ 1,328 28,008
Intel Corp.
(a)
........................ 217,267 10,096,398
Lattice Semiconductor Corp.
(a)
............ 6,950 559,614
Microchip Technology, Inc. ............... 27,160 2,061,987
NVIDIA Corp. ....................... 97,458 18,627,148
QUALCOMM, Inc. .................... 54,943 8,328,809
Silicon Laboratories, Inc.
(a)
............... 1,644 234,188
Texas Instruments, Inc. ................. 46,579 10,040,103
77,075,924
Software — 25.8%
A10 Networks, Inc. .................... 7,234 126,161
ACI Worldwide, Inc.
(a)
.................. 2,618 113,516
Adobe, Inc.
(a)
........................ 21,414 6,279,656
Alarm.com Holdings, Inc.
(a)
.............. 4,920 239,998
Alkami Technology, Inc.
(a)
............... 1,719 36,426
Appian Corp. , Class A
(a)
................ 1,665 46,453
Atlassian Corp. , Class A
(a)
............... 7,259 857,869
Autodesk, Inc.
(a)
...................... 10,848 2,743,134
AvePoint, Inc. , Class A
(a)
................ 6,037 70,210
Bentley Systems, Inc. , Class B ............ 6,139 215,602
BILL Holdings, Inc.
(a)
................... 2,290 98,859
BlackLine, Inc.
(a)
..................... 1,244 57,809
Blend Labs, Inc. , Class A
(a) (b)
............. 5,000 11,900
C3.ai, Inc. , Class A
(a) (b)
................. 5,479 60,324
CCC Intelligent Solutions Holdings, Inc.
(a)
..... 15,572 118,036
Circle Internet Group, Inc. , Class A
(a) (b)
....... 3,457 221,006
Clear Secure, Inc. , Class A .............. 9,263 302,159
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 7,139 171,979
Commvault Systems, Inc.
(a)
.............. 1,891 162,059
Confluent, Inc. , Class A
(a)
............... 12,762 389,751
Crowdstrike Holdings, Inc. , Class A
(a)
........ 25,529 11,268,628
Dropbox, Inc. , Class A
(a) (b)
............... 7,073 180,220
Fortinet, Inc.
(a)
....................... 64,761 5,262,479
Freshworks, Inc. , Class A
(a)
.............. 8,446 91,048
Gitlab, Inc. , Class A
(a)
.................. 6,126 214,287
Guidewire Software, Inc.
(a)
............... 2,205 310,376
Security
Shares
Shares Value
Software (continued)
HubSpot, Inc.
(a)
...................... 2,207 $ 617,960
Intapp, Inc.
(a)
........................ 1,905 64,675
Intuit, Inc. .......................... 7,039 3,511,898
Life360, Inc.
(a)
....................... 3,692 211,515
Microsoft Corp. ...................... 36,794 15,832,090
N-able, Inc.
(a)
........................ 2,914 17,688
nCino, Inc.
(a)
........................ 2,833 60,485
NCR Voyix Corp.
(a)
.................... 3,548 35,196
Netskope, Inc. , Class A
(a) (b)
.............. 5,547 82,373
Nutanix, Inc. , Class A
(a)
................. 11,583 455,559
Onestream, Inc.
(a)
..................... 2,215 52,296
Oracle Corp. ........................ 73,563 12,106,999
Palantir Technologies, Inc. , Class A
(a)
....... 97,807 14,337,528
Palo Alto Networks, Inc.
(a)
............... 72,356 12,804,841
Pegasystems, Inc. .................... 3,978 173,799
Progress Software Corp.
(a)
............... 1,829 74,843
Q2 Holdings, Inc.
(a)
.................... 1,547 94,754
Qualys, Inc.
(a)
....................... 3,726 491,459
Rapid7, Inc.
(a)
....................... 6,533 77,873
Red Violet, Inc.
(a)
..................... 494 22,467
Rubrik, Inc. , Class A
(a)
.................. 5,610 313,879
SailPoint, Inc.
(a) (b)
..................... 5,677 89,072
Salesforce, Inc. ...................... 40,456 8,588,404
SentinelOne, Inc. , Class A
(a)
.............. 31,784 444,340
ServiceNow, Inc.
(a)
.................... 45,095 5,276,566
ServiceTitan, Inc. , Class A
(a)
.............. 2,111 165,376
Sprinklr, Inc. , Class A
(a)
................. 4,767 30,413
Strategy, Inc. , Class A
(a)
................ 11,659 1,745,469
Tenable Holdings, Inc.
(a)
................ 12,219 269,551
Teradata Corp.
(a)
..................... 3,961 112,968
Varonis Systems, Inc.
(a)
................. 11,761 350,948
Vertex, Inc. , Class A
(a)
.................. 1,875 34,781
Workiva, Inc. , Class A
(a)
................. 1,288 99,202
Zscaler, Inc.
(a)
....................... 10,730 2,146,107
110,443,319
Specialized REITs — 1.7%
Digital Realty Trust, Inc. ................ 14,965 2,483,442
Equinix, Inc. ........................ 4,262 3,498,803
Iron Mountain, Inc. .................... 12,812 1,180,370
7,162,615
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc. ......................... 63,768 16,546,521
HP, Inc. ........................... 40,741 792,005
NetApp, Inc. ........................ 8,614 829,959
Pure Storage, Inc. , Class A
(a)
............. 13,593 945,257
Sandisk Corp.
(a)
...................... 6,024 3,471,330
Western Digital Corp. .................. 14,792 3,701,402
26,286,474
Total Long-Term Investments — 99 .8%
(Cost: $ 321,714,392 ) .............................. 427,458,724

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Tech Breakthrough Multisector ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.3%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(f)
................... 4,890,241 $ 4,892,685
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64% .................... 616,890 616,890
Total Short-Term Securities — 1 .3%
(Cost: $ 5,508,351 ) ............................... 5,509,575
Total Investments — 101 .1%
(Cost: $ 327,222,743 ) .............................. 432,968,299
Liabilities in Excess of Other Assets — (1.1) % ............. (4,901,358)
Net Assets — 100.0% ...............................
$ 428,066,941
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 10,803,279 $ — $ (5,909,092)
(a)
$ (1,878) $ 376 $ 4,892,685 4,890,241 $ 68,930
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 530,167 86,723
(a)
— — — 616,890 616,890 10,285 —
$ (1,878) $ 376 $ 5,509,575 $ 79,215 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 1 03/20/26 $ 291 $ (2,263)
Russell 2000 E-Mini Index .................................................... 1 03/20/26 131 3,918
$ 1,655

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Tech Breakthrough Multisector ETF

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 3,918 $ — $ — $ — $ 3,918
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 2,263 — — — 2,263
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 96,178 $ — $ — $ — $ 96,178
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 165 $ — $ — $ — $ 165
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 335,730

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Tech Breakthrough Multisector ETF
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 427,458,724 $ — $ — $ 427,458,724
Short-Term Securities
Money Market Funds ...................................... 5,509,575 — — 5,509,575
$ 432,968,299 $ — $ — $ 432,968,299
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 3,918 $ — $ — $ 3,918
Liabilities
Equity contracts ........................................... (2,263) — — (2,263)
$ 1,655 $ — $ — $ 1,655
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)
January 31, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
iShares MSCI
USA Small-Cap
Min Vol Factor
ETF
iShares U.S.
Equity Factor
ETF
iShares U.S.
Small-Cap
Equity Factor
ETF
iShares
U.S. Tech
Breakthrough
Multisector ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 286,267,192 $ 3,141,418,284 $ 3,253,554,394 $ 427,458,724
Investments, at value — affiliated
(c)
............................................ 9,085,944 43,531,289 208,633,408 5,509,575
Cash ............................................................... 3,798 236,680 17,775 —
Cash pledged:
Collateral — OTC derivatives .............................................. — — 780,000 —
Futures contracts ...................................................... 33,000 471,000 198,000 33,000
Receivables: – – – –
Investment s sold ...................................................... 36,207 — 5,192,802 —
Securities lending income — affiliated ........................................ 2,080 4,658 53,451 1,974
Dividends — unaffiliated ................................................. 296,495 2,067,915 892,342 84,742
Dividends — affiliated ................................................... 1,679 11,481 74,878 1,669
Unrealized appreciation on: – – – –
OTC swaps .......................................................... — — 227,996 —
Total a ssets ...........................................................
295,726,395 3,187,741,307 3,469,625,046 433,089,684
LIABILITIES
Collateral on securities loaned ............................................... 8,722,766 31,948,897 178,734,714 4,902,869
Payables: – – – –
Investments purchased .................................................. — 804,577 7,157,741 —
Swaps   ............................................................ — — 1,161 —
Investment advisory fees ................................................. 50,396 209,191 387,224 111,835
Variation margin on futures contracts ......................................... 743 29,912 81,326 8,039
Unrealized depreciation on: – – – –
OTC swaps .......................................................... — — 725,377 —
Total li abilities ..........................................................
8,773,905 32,992,577 187,087,543 5,022,743
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 286,952,490 $ 3,154,748,730 $ 3,282,537,503 $ 428,066,941
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 356,248,463 $ 2,350,969,067 $ 2,937,292,037 $ 323,428,036
Accumulated earnings (loss) ................................................ (69,295,973) 803,779,663 345,245,466 104,638,905
NET ASSETS ..........................................................
$ 286,952,490 $ 3,154,748,730 $ 3,282,537,503 $ 428,066,941
NET ASSET VALUE
Shares outstanding ......................................................
6,500,000 45,300,000 42,200,000 7,150,000
Net asset value .........................................................
$ 44.15 $ 69.64 $ 77.79 $ 59.87
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 257,602,602 $ 2,275,353,630 $ 2,831,004,927 $ 321,714,392
(b)
  Securities loaned, at value ............................................ $ 8,446,498 $ 28,827,687 $ 167,785,203 $ 4,532,788
(c)
  Investments, at cost — affiliated ......................................... $ 9,079,224 $ 41,354,021 $ 208,598,233 $ 5,508,351

Statements of Operations
(unaudited)

Six Months Ended January 31, 2026

Statements of Operations
See notes to financial statements.
iShares MSCI
USA Small-Cap
Min Vol Factor
ETF
iShares U.S.
Equity Factor ETF
iShares U.S.
Small-Cap Equity
Factor ETF
iShares U.S. Tech
Breakthrough
Multisector ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ........................................... $ 3,694,806 $ 18,967,783 $ 18,168,772 $ 1,361,828
Dividends — affiliated ............................................. 10,719 130,296 340,120 10,285
Interest — unaffiliated ............................................. 4,056 6,719 17,726 1,351
Securities lending income — affiliated — net ............................. 122,747 36,632 648,749 68,930
Foreign taxes withheld ............................................ — — (52,472) —
Total investment income .............................................
3,832,328 19,141,430 19,122,895 1,442,394
EXPENSES
Investment advisory .............................................. 308,523 1,188,416 1,926,083 675,494
Interest expense ................................................ — — 1,692 —
Total expenses ...................................................
308,523 1,188,416 1,927,775 675,494
Net investment income ..............................................
3,523,805 17,953,014 17,195,120 766,900
REALIZED AND UNREALIZED GAIN (LOSS) $ 19,124,654 $ 176,475,812 $ 269,873,198 $ 17,534,278
Net realized gain (loss) from:
Investments — unaffiliated ....................................... (6,890,956) (3,827,455) 22,350,441 (8,488,499)
Investments — affiliated ......................................... 2,601 (17,354) (5,213) (1,878)
Foreign currency transactions ..................................... — (140) — —
Futures contracts .............................................. 32,072 509,875 342,457 96,178
In-kind redemptions — unaffiliated
(a)
................................. 10,249,825 42,918,907 21,844,746 35,401,172
In-kind redemptions — affiliated
(a)
................................... — 6,292 — —
Swaps   .................................................... — — 2,511,221 —
3,393,542 39,590,125 47,043,652 27,006,973
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 15,729,580 136,882,327 223,242,076 (9,473,234)
Investments — affiliated ......................................... (1,441) 88,367 12,660 376
Futures contracts .............................................. 2,973 (85,004) (8,281) 165
Swaps   .................................................... — — (416,911) —
15,731,112 136,885,690 222,829,544 (9,472,693)
Net realized and unrealized gain .......................................
19,124,654 176,475,815 269,873,196 17,534,280
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 22,648,459 $ 194,428,829 $ 287,068,316 $ 18,301,180
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2026
iShares Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
iShares MSCI USA Small-Cap Min Vol Factor
ETF iShares U.S. Equity Factor ETF
Six Months Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 3,523,805 $ 5,618,078 $ 17,953,014 $ 30,305,972
Net realized gain ................................................ 3,393,542 126,485,779 39,590,125 77,667,781
Net change in unrealized appreciation (depreciation) ........................ 15,731,112 (131,333,298) 136,885,690 276,194,263
Net increase in net assets resulting from operations ...........................
22,648,459 770,559 194,428,829 384,168,016
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(2,836,453)
(b)
(6,621,361) (19,369,717)
(b)
(29,630,368)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(58,360,853) (502,313,634) 279,839,245 294,287,203
NET ASSETS
Total increase (decrease) in net assets ................................... (38,548,847) (508,164,436) 454,898,357 648,824,851
Beginning of period ................................................
325,501,337 833,665,773 2,699,850,373 2,051,025,522
End of period ....................................................
$ 286,952,490 $ 325,501,337 $ 3,154,748,730 $ 2,699,850,373
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)

Statements of Changes in Net Assets
See notes to financial statements.
iShares U.S. Small-Cap Equity Factor ETF
iShares U.S. Tech Breakthrough Multisector
ETF
Six Months Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 17,195,120 $ 21,735,907 $ 766,900 $ 1,511,880
Net realized gain ................................................ 47,043,652 47,249,742 27,006,973 39,612,264
Net change in unrealized appreciation (depreciation) ........................ 222,829,544 24,658,132 (9,472,693) 30,301,448
Net increase in net assets resulting from operations ...........................
287,068,316 93,643,781 18,301,180 71,425,592
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(16,450,870)
(b)
(21,630,975) (914,054)
(b)
(1,589,134)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
1,075,940,003 636,716,051 (28,480,119) (40,399,047)
NET ASSETS
Total increase (decrease) in net assets ................................... 1,346,557,449 708,728,857 (11,092,993) 29,437,411
Beginning of period ................................................
1,935,980,054 1,227,251,197 439,159,934 409,722,523
End of period ....................................................
$ 3,282,537,503 $ 1,935,980,054 $ 428,066,941 $ 439,159,934
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information

iShares MSCI USA Small-Cap Min Vol Factor ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period ................
$ 41.47  $ 39.98  $ 35.17  $ 35.91  $ 37.96  $ 29.91
Net investment income
(a)
........................
0 .50  0 .73  0 .55  0 .68  0 .47  0 .40
Net realized and unrealized gain (loss)
(b)
..............
2.57  1.65  4.81  (0.76) (2.04) 8.09
Net increase (decrease) from investment operations ....... 3.07  2.38  5.36  (0.08) (1.57) 8.49
Distributions from net investment income
(c)
........... (0.39)
(d)
(0.89) (0.55) (0.66) (0.48) (0.44)
Net asset value, end of period ..................... $ 44.15  $ 41.47  $ 39.98  $ 35.17  $ 35.91  $ 37.96
Total Return
(e)
Based on net asset value ......................... 7.43%
(f)
5.95% 15.49% (0.12)% (4.17)% 28.66%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.20%
(h)
0.20% 0.20% 0.20% 0.20% 0.20%
Net investment income ...........................
2.28%
(h)
1.75% 1.54% 1.96% 1.27% 1.16%
Supplemental Data
Net assets, end of period (000) ..................... $ 286,952  $ 325,501  $ 833,666  $ 828,286  $ 770,168  $ 872,986
Portfolio turnover rate
(i)
........................... 26% 43% 44% 58% 51% 50%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares U.S. Equity Factor ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .................
$ 65.53  $ 56.50  $ 46.09  $ 41.49  $ 43.64  $ 32.57
Net investment income
(a)
.........................
0 .42  0 .79  0 .73  0 .72  0 .65  0 .46
Net realized and unrealized gain (loss)
(b)
...............
4.14  9.01  10.39  4.59  (2.19) 11.03
Net increase (decrease) from investment operations ........ 4.56  9.80  11.12  5.31  (1.54) 11.49
Distributions from net investment income
(c)
............ (0.45)
(d)
(0.77) (0.71) (0.71) (0.61) (0.42)
Net asset value, end of period ...................... $ 69.64  $ 65.53  $ 56.50  $ 46.09  $ 41.49  $ 43.64
Total Return
(e)
Based on net asset value .......................... 6.97%
(f)
17.48% 24.38% 13.09% (3.58)% 35.53%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.08%
(h)
0.08% 0.08% 0.08% 0.16% 0.20%
Net investment income ............................
1.21%
(h)
1.31% 1.46% 1.75% 1.50% 1.20%
Supplemental Data
Net assets, end of period (000) ...................... $ 3,154,749  $ 2,699,850  $ 2,051,026  $ 1,431,011  $ 1,171,976  $ 1,095,476
Portfolio turnover rate
(i)
............................ 11% 20% 21% 21% 95% 43%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information

iShares U.S. Small-Cap Equity Factor ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .................
$ 69.27  $ 65.63  $ 56.59  $ 51.72  $ 54.65  $ 37.38
Net investment income
(a)
.........................
0 .50  0 .93  0 .80  0 .81  0 .56  0 .42
Net realized and unrealized gain (loss)
(b)
...............
8.50  3.65  8.83  4.87  (2.84) 17.43
Net increase (decrease) from investment operations ........ 9.00  4.58  9.63  5.68  (2.28) 17.85
Distributions from net investment income
(c)
............ (0.48)
(d)
(0.94) (0.59) (0.81) (0.65) (0.58)
Net asset value, end of period ...................... $ 77.79  $ 69.27  $ 65.63  $ 56.59  $ 51.72  $ 54.65
Total Return
(e)
Based on net asset value .......................... 13.03%
(f)
7.03% 17.19% 11.23% (4.23)% 48.13%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.15%
(h)
0.15% 0.15% 0.21% 0.30% 0.30%
Net investment income ............................
1.34%
(h)
1.40% 1.39% 1.58% 1.04% 0.87%
Supplemental Data
Net assets, end of period (000) ...................... $ 3,282,538  $ 1,935,980  $ 1,227,251  $ 814,868  $ 990,459  $ 1,016,441
Portfolio turnover rate
(i)
............................ 13% 24% 23% 108% 46% 46%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares U.S. Tech Breakthrough Multisector ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .................
$ 57.78  $ 49.07  $ 39.40  $ 30.87  $ 41.17  $ 30.72
Net investment income
(a)
.........................
0 .10  0 .19  0 .14  0 .15  0 .15  0 .15
Net realized and unrealized gain (loss)
(b)
...............
2.11  8.72  9.64  8.53  (10.29) 10.48
Net increase (decrease) from investment operations ........ 2.21  8.91  9.78  8.68  (10.14) 10.63
Distributions
(c)
– – – – – –
From net investment income ......................
( 0 .12 )
(d)
( 0 .20 ) ( 0 .11 ) ( 0 .15 ) ( 0 .16 ) ( 0 .15 )
From net realized gain ...........................
—  —  —  —  —  ( 0 .03 )
Total distributions ............................... (0.12) (0.20) (0.11) (0.15) (0.16) (0.18)
Net asset value, end of period ...................... $ 59.87  $ 57.78  $ 49.07  $ 39.40  $ 30.87  $ 41.17
Total Return
(e)
Based on net asset value .......................... 3.82%
(f)
18.20% 24.84% 28.28% (24.71)% 34.72%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.30%
(h)
0.30% 0.39% 0.40% 0.40% 0.40%
Total expenses after fees waived .....................
0.30%
(h)
0.30% 0.30% 0.30% 0.30% 0.30%
Net investment income ............................
0.34%
(h)
0.36% 0.31% 0.47% 0.41% 0.43%
Supplemental Data
Net assets, end of period (000) ...................... $ 428,067  $ 439,160  $ 409,723  $ 317,190  $ 345,719  $ 432,317
Portfolio turnover rate
(i)
............................ 11% 15% 15% 21% 10% 11%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
iShares Semi-Annual Financial Statements and Additional Information

1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  January 31, 2026 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
MSCI USA Small-Cap Min Vol Factor ....................................................................................... Diversified
U.S. Equity Factor .................................................................................................... Diversified
U.S. Small-Cap Equity Factor ............................................................................................ Diversified
U.S. Tech Breakthrough Multisector ........................................................................................ Diversified

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information

4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following tables are summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
MSCI USA Small-Cap Min Vol Factor
Barclays Bank PLC ..................................... $ 579,131 $ (579,131) $ – $ –
BNP Paribas SA ....................................... 2,361,803 (2,361,803) – –
Citigroup Global Markets, Inc. .............................. 1,490,496 (1,490,496) – –
HSBC Bank PLC ...................................... 252,247 (252,247) – –
J.P. Morgan Securities LLC ............................... 1,057,051 (1,057,051) – –
Morgan Stanley ....................................... 356,316 (356,316) – –
National Financial Services LLC ............................ 765,967 (765,967) – –
Pershing LLC ......................................... 20,000 (20,000) – –
SG Americas Securities LLC .............................. 4,524 (4,524) – –
UBS AG ............................................ 974,435 (974,435) – –
Wells Fargo Securities LLC ............................... 584,528 (584,528) – –
$ 8,446,498 $ (8,446,498) $ – $ –
U.S. Equity Factor
Barclays Bank PLC ..................................... $ 6,405,157 $ (6,405,157) $ – $ –
BNP Paribas SA ....................................... 354,200 (354,200) – –
BofA Securities, Inc. .................................... 3,831,423 (3,655,807) – 175,616
(b)
Citigroup Global Markets, Inc. .............................. 10,549,407 (10,549,407) – –
Goldman Sachs & Co. LLC ............................... 913,753 (913,753) – –
J.P. Morgan Securities LLC ............................... 125,318 (125,318) – –
Morgan Stanley ....................................... 1,024,545 (1,024,545) – –
TD Securities (USA) LLC ................................. 732,829 (721,282) – 11,547
(b)
Wells Fargo Securities LLC ............................... 4,891,055 (4,891,055) – –
$ 28,827,687 $ (28,640,524) $ – $ 187,163
U.S. Small-Cap Equity Factor
Barclays Bank PLC ..................................... $ 6,216,325 $ (6,216,325) $ – $ –
BMO Capital Markets Corp. ............................... 1,206 (1,206) – –
BNP Paribas SA ....................................... 10,330,388 (10,330,388) – –
BofA Securities, Inc. .................................... 12,810,849 (12,810,849) – –
Citigroup Global Markets, Inc. .............................. 419,588 (419,588) – –
Deutsche Bank Securities, Inc. ............................. 1,876,729 (1,846,899) – 29,830
(b)
Goldman Sachs & Co. LLC ............................... 30,498,044 (30,498,044) – –
HSBC Bank PLC ...................................... 2,923,311 (2,923,311) – –
J.P. Morgan Securities LLC ............................... 35,346,221 (35,346,221) – –
Jefferies LLC ......................................... 737,026 (737,026) – –
Mizuho Securities USA LLC ............................... 2,574 (2,574) – –
Morgan Stanley ....................................... 21,373,948 (21,373,948) – –
National Bank Financial, Inc. .............................. 630,105 (630,105) – –

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter ("OTC")
market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
U.S. Small-Cap Equity Factor (continued)
National Financial Services LLC ............................ 6,663,513 (6,663,513) – –
Natixis SA ........................................... 404,292 (404,292) – –
Pershing LLC ......................................... 62,380 (62,380) – –
Scotia Capital (USA), Inc. ................................ 135,718 (135,718) – –
SG Americas Securities LLC .............................. 3,963,996 (3,963,996) – –
State Street Bank & Trust Co. .............................. 340,517 (340,517) – –
TD Securities (USA) LLC ................................. 10,057 (10,057) – –
UBS AG ............................................ 20,722,934 (20,722,934) – –
UBS Securities LLC .................................... 121,474 (121,474) – –
Virtu Americas LLC ..................................... 605,592 (605,592) – –
Wells Fargo Bank N.A. .................................. 9,111,738 (9,111,738) – –
Wells Fargo Securities LLC ............................... 2,476,678 (2,476,678) – –
$ 167,785,203 $ (167,755,373) $ – $ 29,830
U.S. Tech Breakthrough Multisector
Barclays Bank PLC ..................................... $ 157,869 $ (157,869) $ – $ –
Barclays Capital, Inc. ................................... 17,042 (17,042) – –
BNP Paribas SA ....................................... 2,434 (2,434) – –
BofA Securities, Inc. .................................... 1,387,849 (1,387,849) – –
Citigroup Global Markets, Inc. .............................. 41,427 (41,427) – –
J.P. Morgan Securities LLC ............................... 2,065,391 (2,065,391) – –
Morgan Stanley ....................................... 205,445 (205,445) – –
State Street Bank & Trust Co. .............................. 10,881 (10,881) – –
TD Securities (USA) LLC ................................. 12,449 (12,449) – –
UBS AG ............................................ 338,082 (338,082) – –
UBS Securities LLC .................................... 14,313 (14,313) – –
Wells Fargo Bank N.A. .................................. 15,700 (15,700) – –
Wells Fargo Securities LLC ............................... 263,906 (263,906) – –
$ 4,532,788 $ (4,532,788) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s
Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of January 31, 2026. Additional collateral is delivered to each Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information

in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation
(depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
iShares ETF Investment Advisory Fees
MSCI USA Small-Cap Min Vol Factor .................................................................................... 0 .20%
U.S. Equity Factor ................................................................................................. 0 .08
U.S. Small-Cap Equity Factor ......................................................................................... 0 .15
U.S. Tech Breakthrough Multisector ..................................................................................... 0 .30

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 81% of securities lending income (which excludes collateral investment fees)
and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending agreements were in place for each Fund for the calendar year ended
December 31, 2025.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
January 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts
MSCI USA Small-Cap Min Vol Factor ........................................................................................... $ 30,608
U.S. Equity Factor ........................................................................................................ 14,525
U.S. Small-Cap Equity Factor ................................................................................................ 185,117
U.S. Tech Breakthrough Multisector ............................................................................................ 18,075
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Small-Cap Min Vol Factor ........................................................ $ 18,524,764 $ 8,113,028 $ (1,675,596)
U.S. Equity Factor ..................................................................... 211,057,116 145,099,922 (5,131,115)
U.S. Small-Cap Equity Factor ............................................................. 119,619,692 118,702,918 11,409,065
U.S. Tech Breakthrough Multisector ......................................................... 27,987,704 26,779,120 (5,794,423)
iShares ETF Purchases Sales
MSCI USA Small-Cap Min Vol Factor ........................................................................ $ 77,924,993 $ 78,499,977
U.S. Equity Factor ..................................................................................... 315,337,103 317,305,455
U.S. Small-Cap Equity Factor ............................................................................. 345,801,316 332,961,432
U.S. Tech Breakthrough Multisector ......................................................................... 47,518,465 47,046,972

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information

For the six months ended January 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
As of January 31, 2026 , gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the
iShares ETF
In-kind
Purchases
In-kind
Sales
MSCI USA Small-Cap Min Vol Factor ........................................................................ $ — $ 56,863,182
U.S. Equity Factor ..................................................................................... 389,830,029 110,298,498
U.S. Small-Cap Equity Factor ............................................................................. 1,101,941,917 52,992,044
U.S. Tech Breakthrough Multisector ......................................................................... 38,664,099 67,735,883
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
Qualified
 Late-Year
Ordinary Losses
(b)
MSCI USA Small-Cap Min Vol Factor ......................................................................... $ (101,157,890) $ (49,804)
U.S. Equity Factor ...................................................................................... (103,340,342) —
U.S. Small-Cap Equity Factor .............................................................................. (109,535,747) —
U.S. Tech Breakthrough Multisector .......................................................................... (27,400,601) —
(a)
Amounts available to offset future realized capital gains.
(b)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI USA Small-Cap Min Vol Factor .................................... $ 267,525,282 $ 43,680,569 $ (15,854,424) $ 27,826,145
U.S. Equity Factor ................................................. 2,319,857,777 939,981,480 (74,875,317) 865,106,163
U.S. Small-Cap Equity Factor ......................................... 3,056,002,057 590,998,039 (185,335,329) 405,662,710
U.S. Tech Breakthrough Multisector ..................................... 327,967,926 122,480,201 (17,478,173) 105,002,028

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information

10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
MSCI USA Small-Cap Min Vol Factor
Shares sold — $ — 1,050,000 $ 43,336,860
Shares redeemed
(1,350,000) (58,360,853) (14,050,000) (545,650,494)
(1,350,000) $ (58,360,853) (13,000,000) $ (502,313,634)
U.S. Equity Factor
Shares sold 5,700,000 $ 390,887,068 9,000,000 $ 538,944,189
Shares redeemed
(1,600,000) (111,047,823) (4,100,000) (244,656,986)
4,100,000 $ 279,839,245 4,900,000 $ 294,287,203
U.S. Small-Cap Equity Factor
Shares sold 14,950,000 $ 1,130,536,712 13,300,000 $ 880,619,247
Shares redeemed
(700,000) (54,596,709) (4,050,000) (243,903,196)
14,250,000 $ 1,075,940,003 9,250,000 $ 636,716,051
U.S. Tech Breakthrough Multisector
Shares sold 650,000 $ 38,715,487 1,050,000 $ 55,102,966
Shares redeemed
(1,100,000) (67,195,606) (1,800,000) (95,502,013)
(450,000) $ (28,480,119) (750,000) $ (40,399,047)

Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
2026
iShares Semi-Annual Financial Statements and Additional Information

Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
REIT Real Estate Investment Trust
Currency Abbreviation
USD United States Dollar

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., STOXX Ltd., or ICE Data
Indices LLC nor do these companies make any representation regarding the advisability of investing in the iShares
Funds. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: March 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: March 23, 2026

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: March 23, 2026